UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Industries Portfolio

March 31, 2006

1.814645.101

VCI-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
AUTOMOBILES - 0.8%
Motorcycle Manufacturers - 0.8%
Harley-Davidson, Inc.	1,500	$ 77,820
BEVERAGES - 8.0%
Brewers - 0.9%
InBev SA	800	37,516
SABMiller PLC	2,400	47,362
		84,878
Distillers & Vintners - 0.5%
Diageo PLC sponsored ADR	800	50,744
Soft Drinks - 6.6%
Coca-Cola Enterprises, Inc.	3,500	71,190
PepsiCo, Inc.	5,900	340,961
The Coca-Cola Co.	5,330	223,167
		635,318
TOTAL BEVERAGES		770,940
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Human Resource & Employment Services - 1.4%
Monster Worldwide, Inc. (a)	1,600	79,776
Robert Half International, Inc.	1,300	50,193
		129,969
COMPUTERS & PERIPHERALS - 0.3%
Computer Hardware - 0.3%
Apple Computer, Inc. (a)	400	25,088
DISTRIBUTORS - 0.6%
Distributors - 0.6%
Li & Fung Ltd.	24,000	54,130
DIVERSIFIED CONSUMER SERVICES - 1.5%
Education Services - 0.8%
Apollo Group, Inc. Class A (a)	1,500	78,765
Specialized Consumer Services - 0.7%
Steiner Leisure Ltd. (a)	428	17,334
Weight Watchers International, Inc.	900	46,260
		63,594
TOTAL DIVERSIFIED CONSUMER SERVICES		142,359
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.8%
Evergreen Solar, Inc. (a)	5,100	78,540
FOOD & STAPLES RETAILING - 7.9%
Drug Retail - 2.9%
CVS Corp.	3,700	110,519
Walgreen Co.	3,800	163,894
		274,413
Food Retail - 0.7%
Whole Foods Market, Inc.	1,000	66,440

	Shares	Value
Hypermarkets & Super Centers - 4.3%
Costco Wholesale Corp.	2,300	$ 124,568
Wal-Mart Stores, Inc.	6,080	287,219
		411,787
TOTAL FOOD & STAPLES RETAILING		752,640
FOOD PRODUCTS - 3.7%
Packaged Foods & Meats - 3.7%
Diamond Foods, Inc.	1,400	24,038
Flowers Foods, Inc.	700	20,790
Green Mountain Coffee Roasters, Inc. (a)	500	19,860
Lindt & Spruengli AG (participation certificate)	54	100,272
Nestle SA sponsored ADR	2,600	188,240
		353,200
HOTELS, RESTAURANTS & LEISURE - 12.8%
Casinos & Gaming - 2.6%
Aristocrat Leisure Ltd.	4,700	46,369
Boyd Gaming Corp.	500	24,970
International Game Technology	1,400	49,308
MGM MIRAGE (a)	1,900	81,871
Station Casinos, Inc.	300	23,811
WMS Industries, Inc. (a)	800	24,080
		250,409
Hotels, Resorts & Cruise Lines - 5.0%
Carnival Corp. unit	3,000	142,110
eLong, Inc. sponsored ADR (a)	4,800	58,608
Kerzner International Ltd. (a)	1,100	85,602
Royal Caribbean Cruises Ltd.	1,900	79,838
Starwood Hotels & Resorts Worldwide, Inc. unit	1,700	115,141
		481,299
Leisure Facilities - 0.2%
International Speedway Corp. Class A	300	15,270
Restaurants - 5.0%
Buffalo Wild Wings, Inc. (a)	4,200	174,636
CBRL Group, Inc.	600	26,346
Domino's Pizza, Inc.	1,450	41,398
Outback Steakhouse, Inc.	2,580	113,520
Starbucks Corp. (a)	3,200	120,448
		476,348
TOTAL HOTELS, RESTAURANTS & LEISURE		1,223,326
HOUSEHOLD DURABLES - 0.5%
Homebuilding - 0.5%
D.R. Horton, Inc.	700	23,254
Ryland Group, Inc.	300	20,820
		44,074
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - 4.5%
Household Products - 4.5%
Colgate-Palmolive Co.	1,800	$ 102,780
Procter & Gamble Co.	5,662	326,244
		429,024
INTERNET & CATALOG RETAIL - 1.3%
Catalog Retail - 0.7%
Coldwater Creek, Inc. (a)	2,500	69,500
Internet Retail - 0.6%
Priceline.com, Inc. (a)	2,300	57,132
TOTAL INTERNET & CATALOG RETAIL		126,632
INTERNET SOFTWARE & SERVICES - 11.0%
Internet Software & Services - 11.0%
Digitas, Inc. (a)	2,200	31,680
eBay, Inc. (a)	5,000	195,300
Google, Inc. Class A (sub. vtg.) (a)	1,400	545,997
Homestore, Inc. (a)	6,148	40,331
Sina Corp. (a)	1,000	27,900
Sohu.com, Inc. (a)	1,200	32,028
Yahoo!, Inc. (a)	5,664	182,721
		1,055,957
LEISURE EQUIPMENT & PRODUCTS - 3.4%
Leisure Products - 3.4%
Brunswick Corp.	2,100	81,606
K2, Inc. (a)	1,700	21,335
MarineMax, Inc. (a)	3,200	107,264
RC2 Corp. (a)	400	15,924
SCP Pool Corp.	2,150	100,857
		326,986
MEDIA - 10.2%
Advertising - 1.9%
Harte-Hanks, Inc.	1,200	32,820
Interpublic Group of Companies, Inc. (a)	5,141	49,148
Omnicom Group, Inc.	1,200	99,900
		181,868
Movies & Entertainment - 5.5%
Carmike Cinemas, Inc.	1,000	24,130
News Corp. Class A	9,741	161,798
The Walt Disney Co.	7,800	217,542
Viacom, Inc. Class B (non-vtg.) (a)	3,100	120,280
		523,750
Publishing - 2.8%
Dow Jones & Co., Inc.	600	23,580
Gannett Co., Inc.	1,180	70,706
McGraw-Hill Companies, Inc.	2,100	121,002

	Shares	Value
Media General, Inc. Class A	600	$ 27,972
Reuters Group PLC sponsored ADR	600	24,696
		267,956
TOTAL MEDIA		973,574
MULTILINE RETAIL - 8.0%
Department Stores - 4.7%
Federated Department Stores, Inc.	2,000	146,000
JCPenney Co., Inc.	1,500	90,615
KarstadtQuelle AG (a)	2,600	61,152
Kohl's Corp. (a)	400	21,204
Nordstrom, Inc.	1,400	54,852
Saks, Inc.	1,800	34,740
Sears Holdings Corp. (a)	300	39,672
		448,235
General Merchandise Stores - 3.3%
Family Dollar Stores, Inc.	1,460	38,836
Target Corp.	5,400	280,854
		319,690
TOTAL MULTILINE RETAIL		767,925
PERSONAL PRODUCTS - 1.7%
Personal Products - 1.7%
Avon Products, Inc.	3,700	115,329
Herbalife Ltd. (a)	1,500	50,655
		165,984
REAL ESTATE - 0.4%
Real Estate Investment Trusts - 0.4%
MeriStar Hospitality Corp. (a)	4,200	43,596
SOFTWARE - 0.7%
Home Entertainment Software - 0.7%
Activision, Inc. (a)	2,400	33,096
Electronic Arts, Inc. (a)	700	38,304
		71,400
SPECIALTY RETAIL - 12.8%
Apparel Retail - 4.5%
Aeropostale, Inc. (a)	1,300	39,208
American Eagle Outfitters, Inc.	1,100	32,846
Casual Male Retail Group, Inc. (a)	2,900	28,246
Charlotte Russe Holding, Inc. (a)	1,100	23,540
Chico's FAS, Inc. (a)	1,900	77,216
Esprit Holdings Ltd.	6,000	46,706
Foot Locker, Inc.	2,000	47,760
Gymboree Corp. (a)	1,500	39,060
Hot Topic, Inc. (a)	1,300	18,850
TJX Companies, Inc.	900	22,338
Urban Outfitters, Inc. (a)	2,300	56,442
		432,212
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Automotive Retail - 0.5%
AutoZone, Inc. (a)	500	$ 49,845
Computer & Electronics Retail - 2.3%
Best Buy Co., Inc.	2,950	164,994
Gamestop Corp. Class B (a)	1,200	51,984
		216,978
Home Improvement Retail - 2.0%
Lowe's Companies, Inc.	3,000	193,320
Specialty Stores - 3.5%
Guitar Center, Inc. (a)	1,000	47,700
Office Depot, Inc. (a)	2,500	93,100
OfficeMax, Inc.	600	18,102
PETsMART, Inc.	800	22,512
Sports Authority, Inc. (a)	200	7,380
Staples, Inc.	4,350	111,012
Tractor Supply Co. (a)	500	33,170
		332,976
TOTAL SPECIALTY RETAIL		1,225,331
TEXTILES, APPAREL & LUXURY GOODS - 6.2%
Apparel, Accessories & Luxury Goods - 4.4%
Carter's, Inc. (a)	1,800	121,482
Coach, Inc. (a)	1,700	58,786
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	600	16,620
Liz Claiborne, Inc.	2,300	94,254
Polo Ralph Lauren Corp. Class A	1,300	78,793
Ports Design Ltd.	21,000	30,854
Quiksilver, Inc. (a)	1,800	24,948
		425,737

	Shares	Value
Footwear - 1.8%
Deckers Outdoor Corp. (a)	900	$ 36,486
NIKE, Inc. Class B	1,600	136,160
		172,646
TOTAL TEXTILES, APPAREL & LUXURY GOODS		598,383
TOTAL COMMON STOCKS (Cost $7,719,625)		9,436,878
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 4.77% (b) (Cost $149,777)	149,777	149,777
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,869,402)	9,586,655
NET OTHER ASSETS - (0.1)%	(8,680)
NET ASSETS - 100%	$ 9,577,975
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,083
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $7,892,144. Net unrealized appreciation aggregated $1,694,511, of which $1,868,930 related to appreciated investment securities and $174,419 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Cyclical Industries Portfolio

March 31, 2006

1.814650.101

VCY-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AEROSPACE & DEFENSE - 14.6%
Aerospace & Defense - 14.6%
Alliant Techsystems, Inc. (a)	900	$ 69,453
Aviall, Inc. (a)	8,800	335,104
BAE Systems PLC sponsored ADR	10,600	311,110
DRS Technologies, Inc.	5,300	290,811
General Dynamics Corp.	15,500	991,690
Goodrich Corp.	6,900	300,909
Hexcel Corp. (a)	21,600	474,552
Honeywell International, Inc.	35,400	1,514,058
L-3 Communications Holdings, Inc.	5,700	489,003
Lockheed Martin Corp.	9,700	728,761
Meggitt PLC	21,200	128,160
Precision Castparts Corp.	9,300	552,420
Raytheon Co.	12,800	586,752
Rockwell Collins, Inc.	4,520	254,702
Rolls-Royce Group PLC	13,890	110,511
The Boeing Co.	12,510	974,904
United Technologies Corp.	17,500	1,014,475
		9,127,375
AIR FREIGHT & LOGISTICS - 3.5%
Air Freight & Logistics - 3.5%
C.H. Robinson Worldwide, Inc.	5,500	269,995
FedEx Corp.	9,400	1,061,636
Forward Air Corp.	2,960	110,378
Hub Group, Inc. Class A (a)	7,153	326,034
UTI Worldwide, Inc.	12,912	408,019
		2,176,062
AIRLINES - 2.7%
Airlines - 2.7%
AirTran Holdings, Inc. (a)	41,400	749,754
Midwest Air Group, Inc. (a)(d)	12,000	79,200
Republic Airways Holdings, Inc. (a)	9,700	143,657
Ryanair Holdings PLC sponsored ADR (a)	1,900	103,930
UAL Corp. (a)	7,500	299,475
US Airways Group, Inc. (a)	8,000	320,000
		1,696,016
AUTO COMPONENTS - 1.9%
Auto Parts & Equipment - 1.7%
Amerigon, Inc. (a)	41,664	323,729
BorgWarner, Inc.	3,800	228,152
Johnson Controls, Inc.	6,700	508,731
		1,060,612
Tires & Rubber - 0.2%
Continental AG	1,400	154,122
TOTAL AUTO COMPONENTS		1,214,734
AUTOMOBILES - 1.7%
Automobile Manufacturers - 1.7%
Bayerische Motoren Werke AG (BMW)	11,700	644,366

	Shares	Value
General Motors Corp. (d)	15,000	$ 319,050
Toyota Motor Corp. sponsored ADR	1,100	119,790
		1,083,206
BUILDING PRODUCTS - 1.2%
Building Products - 1.2%
American Standard Companies, Inc.	11,910	510,463
Masco Corp.	8,220	267,068
		777,531
CHEMICALS - 12.6%
Commodity Chemicals - 1.3%
Celanese Corp. Class A	3,900	81,783
Georgia Gulf Corp.	9,700	252,103
NOVA Chemicals Corp.	4,900	139,694
Pioneer Companies, Inc. (a)	4,000	122,000
Westlake Chemical Corp.	6,800	234,940
		830,520
Diversified Chemicals - 3.5%
Ashland, Inc.	6,700	476,236
Dow Chemical Co.	8,200	332,920
E.I. du Pont de Nemours & Co.	17,500	738,675
FMC Corp.	10,730	665,045
		2,212,876
Fertilizers & Agricultural Chemicals - 2.3%
Agrium, Inc.	9,100	229,585
Monsanto Co.	6,800	576,300
Mosaic Co. (a)	8,100	116,235
Potash Corp. of Saskatchewan	5,200	457,789
The Scotts Co. Class A	1,600	73,216
		1,453,125
Industrial Gases - 2.8%
Air Products & Chemicals, Inc.	6,500	436,735
Airgas, Inc.	8,700	340,083
Linde AG	1,700	147,597
Praxair, Inc.	14,400	794,160
		1,718,575
Specialty Chemicals - 2.7%
Albemarle Corp.	6,600	299,310
Chemtura Corp.	27,419	322,996
Cytec Industries, Inc.	8,100	486,081
Ecolab, Inc.	10,200	389,640
Lubrizol Corp.	200	8,570
Minerals Technologies, Inc.	100	5,841
Rohm & Haas Co.	3,200	156,384
		1,668,822
TOTAL CHEMICALS		7,883,918
COMMERCIAL SERVICES & SUPPLIES - 3.0%
Diversified Commercial & Professional Services - 0.2%
The Brink's Co.	2,600	131,976
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Environmental & Facility Services - 1.9%
Allied Waste Industries, Inc. (a)	27,200	$ 332,928
Republic Services, Inc.	3,200	136,032
Waste Connections, Inc. (a)	4,500	179,145
Waste Management, Inc.	15,000	529,500
		1,177,605
Human Resource & Employment Services - 0.9%
CDI Corp.	11,600	333,732
Robert Half International, Inc.	6,300	243,243
		576,975
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,886,556
COMMUNICATIONS EQUIPMENT - 0.8%
Communications Equipment - 0.8%
Dycom Industries, Inc. (a)	5,600	119,000
Harris Corp.	8,300	392,507
		511,507
CONSTRUCTION & ENGINEERING - 8.6%
Construction & Engineering - 8.6%
Chicago Bridge & Iron Co. NV (NY Shares)	23,300	559,200
Comfort Systems USA, Inc.	12,300	166,050
Fluor Corp.	27,400	2,350,920
Foster Wheeler Ltd. (a)	3,000	141,930
Jacobs Engineering Group, Inc. (a)	1,800	156,132
Perini Corp. (a)	24,900	756,213
Shaw Group, Inc. (a)	25,700	781,280
SNC-Lavalin Group, Inc.	15,800	431,500
		5,343,225
CONSTRUCTION MATERIALS - 1.6%
Construction Materials - 1.6%
Eagle Materials, Inc. (d)	5,400	344,304
Martin Marietta Materials, Inc.	900	96,327
U.S. Concrete, Inc. (a)	22,200	321,012
Vulcan Materials Co.	2,600	225,290
		986,933
CONTAINERS & PACKAGING - 0.3%
Metal & Glass Containers - 0.3%
Crown Holdings, Inc. (a)	5,300	94,022
Owens-Illinois, Inc. (a)	3,450	59,927
		153,949
DIVERSIFIED CONSUMER SERVICES - 0.1%
Education Services - 0.1%
Education Management Corp. (a)	2,100	87,360
ELECTRICAL EQUIPMENT - 2.8%
Electrical Components & Equipment - 2.2%
AMETEK, Inc.	1,900	85,424

	Shares	Value
Cooper Industries Ltd. Class A	4,100	$ 356,290
Emerson Electric Co.	1,100	91,993
Hubbell, Inc. Class B	3,000	153,780
Rockwell Automation, Inc.	7,000	503,370
Roper Industries, Inc.	2,240	108,931
Thomas & Betts Corp. (a)	1,400	71,932
		1,371,720
Heavy Electrical Equipment - 0.6%
Global Power Equipment Group, Inc. (a)(d)	40,500	155,925
Vestas Wind Systems AS (a)	8,200	204,392
		360,317
TOTAL ELECTRICAL EQUIPMENT		1,732,037
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Cogent, Inc. (a)	2,600	47,684
FARO Technologies, Inc. (a)	4,000	57,000
		104,684
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Varian, Inc. (a)	800	32,944
HOUSEHOLD DURABLES - 3.3%
Homebuilding - 3.3%
D.R. Horton, Inc.	12,000	398,640
KB Home	9,800	636,804
Pulte Homes, Inc.	7,000	268,940
Ryland Group, Inc.	8,380	581,572
Toll Brothers, Inc. (a)	4,200	145,446
		2,031,402
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.2%
Independent Power & Energy Trade - 0.2%
Mirant Corp. (a)	4,900	122,500
INDUSTRIAL CONGLOMERATES - 13.0%
Industrial Conglomerates - 13.0%
3M Co.	13,460	1,018,787
General Electric Co.	134,760	4,686,954
Smiths Group PLC	18,300	312,494
Textron, Inc.	3,600	336,204
Tyco International Ltd.	66,140	1,777,843
		8,132,282
IT SERVICES - 0.7%
IT Consulting & Other Services - 0.7%
CACI International, Inc. Class A (a)	2,800	184,100
ManTech International Corp. Class A (a)	4,900	162,778
NCI, Inc. Class A	900	12,600
SI International, Inc. (a)	2,000	70,300
		429,778
Common Stocks - continued
	Shares	Value
MACHINERY - 11.0%
Construction & Farm Machinery & Heavy Trucks - 6.1%
AGCO Corp. (a)	3,000	$ 62,220
Bucyrus International, Inc. Class A	8,250	397,568
Caterpillar, Inc.	17,700	1,271,037
Deere & Co.	10,800	853,740
Joy Global, Inc.	6,875	410,919
Manitowoc Co., Inc.	2,800	255,220
Navistar International Corp. (a)	4,680	129,074
Samsung Heavy Industries Ltd.	310	5,552
Toro Co.	7,300	348,575
Wabash National Corp.	3,600	71,100
		3,805,005
Industrial Machinery - 4.9%
Actuant Corp. Class A	600	36,732
Briggs & Stratton Corp.	3,200	113,184
Danaher Corp.	8,300	527,465
Dover Corp.	5,000	242,800
Illinois Tool Works, Inc.	9,600	924,576
ITT Industries, Inc.	11,200	629,664
KCI Konecranes Oyj	19,100	328,651
Pentair, Inc.	2,580	105,135
Schindler Holding AG	3,000	159,917
		3,068,124
TOTAL MACHINERY		6,873,129
MARINE - 1.0%
Marine - 1.0%
Alexander & Baldwin, Inc.	1,760	83,917
Camillo Eitzen & Co. ASA	11,400	123,486
Odfjell ASA (A Shares)	12,150	202,976
Stolt-Nielsen SA	6,800	210,600
		620,979
METALS & MINING - 4.8%
Steel - 4.8%
Allegheny Technologies, Inc.	14,700	899,346
Carpenter Technology Corp.	3,400	321,368
IPSCO, Inc.	1,500	155,459
Mittal Steel Co. NV Class A (NY Shares)	7,500	283,125
Nucor Corp.	3,900	408,681
Oregon Steel Mills, Inc. (a)	8,200	419,594
Steel Dynamics, Inc.	6,200	351,726
United States Steel Corp.	2,700	163,836
		3,003,135

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.4%
Coal & Consumable Fuels - 0.4%
CONSOL Energy, Inc.	1,800	$ 133,488
Massey Energy Co.	2,200	79,354
		212,842
Oil & Gas Storage & Transport - 0.0%
Overseas Shipholding Group, Inc.	100	4,793
TOTAL OIL, GAS & CONSUMABLE FUELS		217,635
REAL ESTATE - 0.2%
Real Estate Investment Trusts - 0.2%
Potlatch Corp.	2,500	107,100
ROAD & RAIL - 6.3%
Railroads - 5.4%
Burlington Northern Santa Fe Corp.	11,900	991,627
Canadian National Railway Co.	22,900	1,037,825
Kansas City Southern (a)	200	4,940
Norfolk Southern Corp.	21,260	1,149,528
Union Pacific Corp.	1,900	177,365
		3,361,285
Trucking - 0.9%
Laidlaw International, Inc.	5,412	147,206
Landstar System, Inc.	7,556	333,371
Old Dominion Freight Lines, Inc. (a)	3,900	105,105
		585,682
TOTAL ROAD & RAIL		3,946,967
SPECIALTY RETAIL - 0.3%
Computer & Electronics Retail - 0.1%
Gamestop Corp. Class B (a)	900	38,988
Home Improvement Retail - 0.2%
Sherwin-Williams Co.	2,700	133,488
TOTAL SPECIALTY RETAIL		172,476
TRADING COMPANIES & DISTRIBUTORS - 1.7%
Trading Companies & Distributors - 1.7%
H&E Equipment Services, Inc.	200	5,824
Watsco, Inc.	1,900	134,995
WESCO International, Inc. (a)	13,900	945,339
		1,086,158
TRANSPORTATION INFRASTRUCTURE - 0.0%
Airport Services - 0.0%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	200	6,390
TOTAL COMMON STOCKS (Cost $48,390,367)		61,547,968
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B (Cost $1,473)	827,982	$ 1,467
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 4.77% (b)	1,069,252	1,069,252
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	820,725	820,725
TOTAL MONEY MARKET FUNDS (Cost $1,889,977)		1,889,977
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $50,281,817)	63,439,412
NET OTHER ASSETS - (1.6)%	(995,975)
NET ASSETS - 100%	$ 62,443,437
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,438
Fidelity Securities Lending Cash Central Fund	3,428
Total	$ 10,866
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $50,428,999. Net unrealized appreciation aggregated $13,010,413, of which $13,615,056 related to appreciated investment securities and $604,643 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

March 31, 2006

1.814647.101

VFS-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CAPITAL MARKETS - 19.3%
Asset Management & Custody Banks - 6.1%
Affiliated Managers Group, Inc. (a)	900	$ 95,949
American Capital Strategies Ltd.	5,000	175,800
Ameriprise Financial, Inc.	2,608	117,516
Bank of New York Co., Inc.	4,050	145,962
Federated Investors, Inc. Class B (non-vtg.)	1,080	42,174
Franklin Resources, Inc.	3,500	329,840
Investors Financial Services Corp.	7,300	342,151
Legg Mason, Inc.	1,200	150,396
Northern Trust Corp.	3,550	186,375
Nuveen Investments, Inc. Class A	2,300	110,745
State Street Corp.	7,100	429,053
Technology Investment Capital Corp.	4,500	65,430
		2,191,391
Diversified Capital Markets - 1.7%
Deutsche Bank AG (NY Shares)	400	45,696
UBS AG (NY Shares)	5,100	560,847
		606,543
Investment Banking & Brokerage - 11.5%
Bear Stearns Companies, Inc.	1,180	163,666
Charles Schwab Corp.	8,800	151,448
Daiwa Securities Group, Inc.	6,000	80,483
E*TRADE Financial Corp. (a)	26,900	725,762
Goldman Sachs Group, Inc.	3,340	524,246
Indiabulls Financial Services Ltd.	22,179	127,342
Lazard Ltd. Class A	3,200	141,600
Lehman Brothers Holdings, Inc.	880	127,186
MCF Corp. (a)	32,500	45,500
Merrill Lynch & Co., Inc.	16,600	1,307,416
Morgan Stanley	5,810	364,984
Nikko Cordial Corp.	4,000	66,262
Nomura Holdings, Inc.	4,300	95,331
TD Ameritrade Holding Corp.	5,035	105,080
TradeStation Group, Inc. (a)	10,720	148,150
		4,174,456
TOTAL CAPITAL MARKETS		6,972,390
COMMERCIAL BANKS - 23.1%
Diversified Banks - 19.5%
Banco Bilbao Vizcaya Argentaria SA	4,300	89,655
Banco Popolare di Verona e Novara	8,800	232,782
Bangkok Bank Ltd. PCL (For. Reg.)	29,300	87,429
Bank of America Corp.	41,959	1,910,813
Bank of Montreal, Quebec	6,200	352,291
HDFC Bank Ltd. sponsored ADR	3,400	185,300
ICICI Bank Ltd.	7,863	105,297
Korea Exchange Bank (a)	8,390	106,213
Standard Chartered PLC (United Kingdom)	11,200	278,611

	Shares	Value
State Bank of India	6,306	$ 157,374
Toronto-Dominion Bank	4,300	239,617
U.S. Bancorp, Delaware	18,500	564,250
Unicredito Italiano Spa	11,900	86,115
Wachovia Corp.	25,301	1,418,121
Wells Fargo & Co.	19,100	1,219,917
		7,033,785
Regional Banks - 3.6%
Cathay General Bancorp	5,587	210,295
Center Financial Corp., California	4,900	118,727
City National Corp.	900	69,111
East West Bancorp, Inc.	900	34,695
Higashi-Nippon Bank Ltd.	9,000	48,014
Kansai Urban Banking Corp.	17,000	80,007
M&T Bank Corp.	800	91,312
Nara Bancorp, Inc.	3,300	57,915
North Fork Bancorp, Inc., New York	3,450	99,464
SVB Financial Group (a)	4,200	222,810
The Keiyo Bank Ltd.	8,000	55,184
UCBH Holdings, Inc.	3,600	68,112
UnionBanCal Corp.	2,100	147,336
		1,302,982
TOTAL COMMERCIAL BANKS		8,336,767
CONSUMER FINANCE - 4.4%
Consumer Finance - 4.4%
American Express Co.	16,440	863,922
Capital One Financial Corp. (d)	3,000	241,560
Dollar Financial Corp. (a)	13,739	244,279
SLM Corp.	4,840	251,390
		1,601,151
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Jackson Hewitt Tax Service, Inc.	2,800	88,424
DIVERSIFIED FINANCIAL SERVICES - 9.3%
Other Diversifed Financial Services - 6.7%
Citigroup, Inc.	11,730	554,008
ING Groep NV sponsored ADR	1,800	70,920
JPMorgan Chase & Co.	42,938	1,787,938
		2,412,866
Specialized Finance - 2.6%
Asset Acceptance Capital Corp. (a)	4,514	87,888
CIT Group, Inc.	4,400	235,488
IntercontinentalExchange, Inc.	4,100	283,105
Marlin Business Services Corp. (a)	2,917	64,466
NETeller PLC (a)	12,500	159,058
Singapore Exchange Ltd.	42,000	103,957
		933,962
TOTAL DIVERSIFIED FINANCIAL SERVICES		3,346,828
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 0.2%
Homebuilding - 0.2%
D.R. Horton, Inc.	2,400	$ 79,728
INSURANCE - 29.9%
Insurance Brokers - 0.5%
National Financial Partners Corp.	2,500	141,300
Willis Group Holdings Ltd.	1,400	47,964
		189,264
Life & Health Insurance - 4.9%
AFLAC, Inc.	7,900	356,527
Lincoln National Corp.	2,300	125,557
MetLife, Inc.	9,210	445,488
Protective Life Corp.	900	44,766
Prudential Financial, Inc.	4,700	356,307
Sun Life Financial, Inc.	10,090	429,022
		1,757,667
Multi-Line Insurance - 9.9%
American International Group, Inc.	44,910	2,968,101
Genworth Financial, Inc. Class A (non-vtg.)	1,400	46,802
Hartford Financial Services Group, Inc.	5,260	423,693
HCC Insurance Holdings, Inc.	3,730	129,804
		3,568,400
Property & Casualty Insurance - 8.8%
ACE Ltd.	15,750	819,158
Allstate Corp.	7,000	364,770
AMBAC Financial Group, Inc.	2,410	191,836
Aspen Insurance Holdings Ltd.	14,300	352,638
Axis Capital Holdings Ltd.	4,400	131,560
Berkshire Hathaway, Inc. Class B (a)	111	334,332
Fidelity National Financial, Inc.	2,842	100,976
MBIA, Inc.	1,560	93,803
The St. Paul Travelers Companies, Inc.	11,300	472,227
XL Capital Ltd. Class A	5,100	326,961
		3,188,261
Reinsurance - 5.8%
Endurance Specialty Holdings Ltd.	24,160	786,408
Everest Re Group Ltd.	900	84,033
IPC Holdings Ltd.	400	11,220
Max Re Capital Ltd.	6,699	159,436
PartnerRe Ltd.	5,100	316,659
Platinum Underwriters Holdings Ltd.	16,300	474,330
Scottish Re Group Ltd.	6,800	168,708
Swiss Reinsurance Co. (Reg.)	1,341	93,699
		2,094,493
TOTAL INSURANCE		10,798,085

	Shares	Value
REAL ESTATE - 4.7%
Real Estate Investment Trusts - 4.3%
Apartment Investment & Management Co. Class A	1,830	$ 85,827
CBL & Associates Properties, Inc.	2,000	84,900
Digital Realty Trust, Inc.	4,100	115,497
Duke Realty Corp.	2,030	77,039
Equity Lifestyle Properties, Inc.	1,200	59,700
Equity Residential (SBI)	6,290	294,309
General Growth Properties, Inc.	1,300	63,531
Healthcare Realty Trust, Inc.	4,100	153,258
Kimco Realty Corp.	1,800	73,152
Reckson Associates Realty Corp.	2,300	105,386
Simon Property Group, Inc.	4,000	336,560
United Dominion Realty Trust, Inc. (SBI)	3,300	94,182
		1,543,341
Real Estate Management & Development - 0.4%
Mitsui Fudosan Co. Ltd.	6,000	137,875
TOTAL REAL ESTATE		1,681,216
THRIFTS & MORTGAGE FINANCE - 8.2%
Thrifts & Mortgage Finance - 8.2%
Countrywide Financial Corp.	11,268	413,536
Doral Financial Corp.	1,850	21,368
Downey Financial Corp.	600	40,380
Fannie Mae	14,350	737,590
Freddie Mac	3,000	183,000
Golden West Financial Corp., Delaware	4,200	285,180
Hudson City Bancorp, Inc.	19,179	254,889
Hypo Real Estate Holding AG	1,400	95,968
MGIC Investment Corp.	1,600	106,608
Radian Group, Inc.	1,825	109,956
Sovereign Bancorp, Inc.	6,790	148,769
The PMI Group, Inc.	2,300	105,616
W Holding Co., Inc.	9,148	71,995
Washington Mutual, Inc.	9,400	400,628
		2,975,483
TOTAL COMMON STOCKS (Cost $27,064,670)		35,880,072
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 4.77% (b)	523,636	$ 523,636
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	223,425	223,425
TOTAL MONEY MARKET FUNDS (Cost $747,061)		747,061
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $27,811,731)	36,627,133
NET OTHER ASSETS - (1.4)%	(507,334)
NET ASSETS - 100%	$ 36,119,799
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,251
Fidelity Securities Lending Cash Central Fund	336
Total	$ 3,587
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $27,930,355. Net unrealized appreciation aggregated $8,696,778, of which $9,105,325 related to appreciated investment securities and $408,547 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2005 Portfolio

March 31, 2006

1.830285.100

VIPF2005-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.7%
	Shares	Value
Domestic Equity Funds - 42.0%
VIP Contrafund Portfolio Initial Class	16,268	$ 521,548
VIP Equity-Income Portfolio Initial Class	23,586	589,187
VIP Growth & Income Portfolio Initial Class	40,121	599,008
VIP Growth Portfolio Initial Class	16,745	586,228
VIP Mid Cap Portfolio Initial Class	6,727	226,629
VIP Value Portfolio Initial Class	37,975	502,783
VIP Value Strategies Portfolio Initial Class	17,308	215,135
TOTAL DOMESTIC EQUITY FUNDS		3,240,518
International Equity Funds - 5.7%
VIP Overseas Portfolio Initial Class	20,207	437,675
TOTAL EQUITY FUNDS (Cost $3,423,981)		3,678,193
Fixed-Income Funds - 42.7%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	60,147	380,732
Investment Grade Fixed-Income Funds - 37.7%
VIP Investment Grade Bond Portfolio Initial Class	238,833	2,906,599
TOTAL FIXED-INCOME FUNDS (Cost $3,395,406)		3,287,331
Short-Term Funds - 9.6%

VIP Money Market Portfolio Initial Class (Cost $737,593)	737,593	737,593
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,556,980)		$ 7,703,117
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $7,556,979. Net unrealized appreciation aggregated $146,138, of which $273,081 related to appreciated investment securities and $126,943 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2010 Portfolio

March 31, 2006

1.830288.100

VIPF2010-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.4%
	Shares	Value
Domestic Equity Funds - 43.4%
VIP Contrafund Portfolio Initial Class	71,837	$ 2,303,108
VIP Equity-Income Portfolio Initial Class	105,473	2,634,707
VIP Growth & Income Portfolio Initial Class	178,140	2,659,631
VIP Growth Portfolio Initial Class	74,718	2,615,885
VIP Mid Cap Portfolio Initial Class	29,716	1,001,133
VIP Value Portfolio Initial Class	169,826	2,248,493
VIP Value Strategies Portfolio Initial Class	77,408	962,178
TOTAL DOMESTIC EQUITY FUNDS		14,425,135
International Equity Funds - 6.0%
VIP Overseas Portfolio Initial Class	92,088	1,994,625
TOTAL EQUITY FUNDS (Cost $15,632,128)		16,419,760
Fixed-Income Funds - 42.1%

High Yield Fixed-Income Funds - 5.2%
VIP High Income Portfolio Initial Class	271,773	1,720,324
Investment Grade Fixed-Income Funds - 36.9%
VIP Investment Grade Bond Portfolio Initial Class	1,009,752	12,288,681
TOTAL FIXED-INCOME FUNDS (Cost $14,440,075)		14,009,005
Short-Term Funds - 8.5%

VIP Money Market Portfolio Initial Class (Cost $2,819,600)	2,819,600	2,819,600
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $32,891,803)		$ 33,248,365
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $32,891,840. Net unrealized appreciation aggregated $356,525, of which $888,680 related to appreciated investment securities and $532,155 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2015 Portfolio

March 31, 2006

1.830292.100

VIPF2015-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 61.9%
	Shares	Value
Domestic Equity Funds - 52.5%
VIP Contrafund Portfolio Initial Class	51,025	$ 1,635,868
VIP Equity-Income Portfolio Initial Class	74,447	1,859,691
VIP Growth & Income Portfolio Initial Class	126,416	1,887,384
VIP Growth Portfolio Initial Class	52,780	1,847,814
VIP Mid Cap Portfolio Initial Class	21,084	710,304
VIP Value Portfolio Initial Class	119,842	1,586,707
VIP Value Strategies Portfolio Initial Class	54,658	679,403
TOTAL DOMESTIC EQUITY FUNDS		10,207,171
International Equity Funds - 9.4%
VIP Overseas Portfolio Initial Class	84,702	1,834,635
TOTAL EQUITY FUNDS (Cost $11,284,078)		12,041,806
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 6.6%
VIP High Income Portfolio Initial Class	201,805	1,277,427
Investment Grade Fixed-Income Funds - 28.3%
VIP Investment Grade Bond Portfolio Initial Class	453,209	5,515,557
TOTAL FIXED-INCOME FUNDS (Cost $7,021,054)		6,792,984
Short-Term Funds - 3.2%

VIP Money Market Portfolio Initial Class (Cost $614,537)	614,537	614,537
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $18,919,669)		$ 19,449,327
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $18,919,669. Net unrealized appreciation aggregated $529,658, of which $820,477 related to appreciated investment securities and $290,819 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2020 Portfolio

March 31, 2006

1.830298.100

VIPF2020-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.5%
	Shares	Value
Domestic Equity Funds - 59.7%
VIP Contrafund Portfolio Initial Class	136,207	$ 4,366,797
VIP Equity-Income Portfolio Initial Class	199,493	4,983,327
VIP Growth & Income Portfolio Initial Class	337,147	5,033,599
VIP Growth Portfolio Initial Class	141,360	4,949,020
VIP Mid Cap Portfolio Initial Class	56,252	1,895,125
VIP Value Portfolio Initial Class	321,491	4,256,545
VIP Value Strategies Portfolio Initial Class	146,704	1,823,537
TOTAL DOMESTIC EQUITY FUNDS		27,307,950
International Equity Funds - 10.8%
VIP Overseas Portfolio Initial Class	229,160	4,963,603
TOTAL EQUITY FUNDS (Cost $30,531,643)		32,271,553
Fixed-Income Funds - 29.3%

High Yield Fixed-Income Funds - 7.3%
VIP High Income Portfolio Initial Class	524,834	3,322,196
Investment Grade Fixed-Income Funds - 22.0%
VIP Investment Grade Bond Portfolio Initial Class	829,047	10,089,509
TOTAL FIXED-INCOME FUNDS (Cost $13,833,574)		13,411,705
Short-Term Funds - 0.2%

VIP Money Market Portfolio Initial Class (Cost $96,053)	96,053	96,053
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $44,461,270)		$ 45,779,311
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $44,461,284. Net unrealized appreciation aggregated $1,318,027, of which $1,936,004 related to appreciated investment securities and $617,977 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2025 Portfolio

March 31, 2006

1.830299.100

VIPF2025-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 76.3%
	Shares	Value
Domestic Equity Funds - 64.4%
VIP Contrafund Portfolio Initial Class	24,727	$ 792,751
VIP Equity-Income Portfolio Initial Class	35,935	897,645
VIP Growth & Income Portfolio Initial Class	60,858	908,614
VIP Growth Portfolio Initial Class	25,568	895,134
VIP Mid Cap Portfolio Initial Class	10,195	343,484
VIP Value Portfolio Initial Class	57,855	766,007
VIP Value Strategies Portfolio Initial Class	26,475	329,086
TOTAL DOMESTIC EQUITY FUNDS		4,932,721
International Equity Funds - 11.9%
VIP Overseas Portfolio Initial Class	41,975	909,183
TOTAL EQUITY FUNDS (Cost $5,435,113)		5,841,904
Fixed-Income Funds - 23.6%

High Yield Fixed-Income Funds - 7.2%
VIP High Income Portfolio Initial Class	86,895	550,044
Investment Grade Fixed-Income Funds - 16.4%
VIP Investment Grade Bond Portfolio Initial Class	103,245	1,256,492
TOTAL FIXED-INCOME FUNDS (Cost $1,853,375)		1,806,536
Short-Term Funds - 0.1%

VIP Money Market Portfolio Initial Class (Cost $7,200)	7,200	7,200
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,295,688)		$ 7,655,640
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $7,295,688. Net unrealized appreciation aggregated $359,952, of which $427,083 related to appreciated investment securities and $67,131 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2030 Portfolio

March 31, 2006

1.830294.100

VIPF2030-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.4%
	Shares	Value
Domestic Equity Funds - 70.0%
VIP Contrafund Portfolio Initial Class	75,247	$ 2,412,421
VIP Equity-Income Portfolio Initial Class	109,918	2,745,748
VIP Growth & Income Portfolio Initial Class	185,932	2,775,962
VIP Growth Portfolio Initial Class	77,985	2,730,264
VIP Mid Cap Portfolio Initial Class	31,123	1,048,535
VIP Value Portfolio Initial Class	177,161	2,345,614
VIP Value Strategies Portfolio Initial Class	80,939	1,006,077
TOTAL DOMESTIC EQUITY FUNDS		15,064,621
International Equity Funds - 13.4%
VIP Overseas Portfolio Initial Class	133,007	2,880,926
TOTAL EQUITY FUNDS (Cost $16,818,409)		17,945,547
Fixed-Income Funds - 16.5%

High Yield Fixed-Income Funds - 7.2%
VIP High Income Portfolio Initial Class	243,401	1,540,727
Investment Grade Fixed-Income Funds - 9.3%
VIP Investment Grade Bond Portfolio Initial Class	165,476	2,013,842
TOTAL FIXED-INCOME FUNDS (Cost $3,646,093)		3,554,569
Short-Term Funds - 0.1%

VIP Money Market Portfolio Initial Class (Cost $20,166)	20,166	20,166
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $20,484,668)		$ 21,520,282
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $20,484,667. Net unrealized appreciation aggregated $1,035,615, of which $1,207,614 related to appreciated investment securities and $171,999 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Income Portfolio

March 31, 2006

1.830282.100

VIPFINC-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.5%
	Shares	Value
Domestic Equity Funds - 21.5%
VIP Contrafund Portfolio Initial Class	8,346	$ 267,575
VIP Equity-Income Portfolio Initial Class	12,060	301,267
VIP Growth & Income Portfolio Initial Class	20,523	306,414
VIP Growth Portfolio Initial Class	8,568	299,980
VIP Mid Cap Portfolio Initial Class	3,477	117,141
VIP Value Portfolio Initial Class	19,460	257,648
VIP Value Strategies Portfolio Initial Class	8,930	111,003
TOTAL EQUITY FUNDS (Cost $1,556,268)		1,661,028
Fixed-Income Funds - 39.0%

High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Initial Class	61,727	390,733
Investment Grade Fixed-Income Funds - 33.9%
VIP Investment Grade Bond Portfolio Initial Class	215,481	2,622,398
TOTAL FIXED-INCOME FUNDS (Cost $3,110,619)		3,013,131
Short-Term Funds - 39.5%

VIP Money Market Portfolio Initial Class (Cost $3,058,467)	3,058,467	3,058,467
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,725,354)		$ 7,732,626
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $7,725,376. Net unrealized appreciation aggregated $7,250, of which $112,710 related to appreciated investment securities and $105,460 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

March 31, 2006

1.830289.100

VIPFLI-I-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.3%
	Shares	Value
Domestic Equity Funds - 40.9%
VIP Contrafund Portfolio Investor Class	9,930	$ 317,868
VIP Equity-Income Portfolio Investor Class	14,706	366,907
VIP Growth & Income Portfolio Investor Class	24,695	367,962
VIP Growth Portfolio Investor Class	10,422	364,365
VIP Mid Cap Portfolio Investor Class	4,101	137,958
VIP Value Portfolio Investor Class	23,675	313,222
VIP Value Strategies Portfolio Investor Class	10,823	134,211
TOTAL DOMESTIC EQUITY FUNDS		2,002,493
International Equity Funds - 5.4%
VIP Overseas Portfolio Investor Class R	12,256	265,087
TOTAL EQUITY FUNDS (Cost $2,220,984)		2,267,580
Fixed-Income Funds - 43.9%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	38,698	244,570
Investment Grade Fixed-Income Funds - 38.9%
VIP Investment Grade Bond Portfolio Investor Class	156,890	1,906,215
TOTAL FIXED-INCOME FUNDS (Cost $2,215,888)		2,150,785
Short-Term Funds - 9.8%

VIP Money Market Portfolio Investor Class (Cost $482,356)	482,356	482,356
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,919,228)		$ 4,900,721
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $4,919,228. Net unrealized depreciation aggregated $18,507, of which $69,971 related to appreciated investment securities and $88,478 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

March 31, 2006

1.830295.100

VIPFLI-II-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 67.1%
	Shares	Value
Domestic Equity Funds - 56.9%
VIP Contrafund Portfolio Investor Class	19,637	$ 628,585
VIP Equity-Income Portfolio Investor Class	29,121	726,573
VIP Growth & Income Portfolio Investor Class	48,924	728,966
VIP Growth Portfolio Investor Class	20,680	722,958
VIP Mid Cap Portfolio Investor Class	8,026	269,983
VIP Value Portfolio Investor Class	46,967	621,371
VIP Value Strategies Portfolio Investor Class	21,324	264,414
TOTAL DOMESTIC EQUITY FUNDS		3,962,850
International Equity Funds - 10.2%
VIP Overseas Portfolio Investor Class R	32,731	707,962
TOTAL EQUITY FUNDS (Cost $4,597,278)		4,670,812
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 7.3%
VIP High Income Portfolio Investor Class	80,225	507,022
Investment Grade Fixed-Income Funds - 24.7%
VIP Investment Grade Bond Portfolio Investor Class	141,301	1,716,808
TOTAL FIXED-INCOME FUNDS (Cost $2,273,417)		2,223,830
Short-Term Funds - 0.9%

VIP Money Market Portfolio Investor Class (Cost $63,462)	63,462	63,462
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,934,157)		$ 6,958,104
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $6,934,157. Net unrealized appreciation aggregated $23,947, of which $114,099 related to appreciated investment securities and $90,152 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

March 31, 2006

1.830300.100

VIPFLI-III-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.9%
	Shares	Value
Domestic Equity Funds - 68.8%
VIP Contrafund Portfolio Investor Class	13,638	$ 436,556
VIP Equity-Income Portfolio Investor Class	20,080	500,991
VIP Growth & Income Portfolio Investor Class	33,731	502,589
VIP Growth Portfolio Investor Class	14,225	497,297
VIP Mid Cap Portfolio Investor Class	5,671	190,789
VIP Value Portfolio Investor Class	32,323	427,627
VIP Value Strategies Portfolio Investor Class	14,937	185,216
TOTAL DOMESTIC EQUITY FUNDS		2,741,065
International Equity Funds - 13.1%
VIP Overseas Portfolio Investor Class R	24,221	523,891
TOTAL EQUITY FUNDS (Cost $3,120,171)		3,264,956
Fixed-Income Funds - 18.1%

High Yield Fixed-Income Funds - 7.2%
VIP High Income Portfolio Investor Class	45,519	287,678
Investment Grade Fixed-Income Funds - 10.9%
VIP Investment Grade Bond Portfolio Investor Class	35,746	434,318
TOTAL FIXED-INCOME FUNDS (Cost $742,842)		721,996
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $3,863,013)		$ 3,986,952
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $3,863,251. Net unrealized appreciation aggregated $123,701, of which $162,980 related to appreciated investment securities and $39,279 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

March 31, 2006

1.799868.102

VIPGR-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Hotels, Restaurants & Leisure - 1.0%
Ctrip.com International Ltd. sponsored ADR	2,500	$ 206,750
Jack in the Box, Inc. (a)	2,200	95,700
Tim Hortons, Inc.	100	2,655
		305,105
Household Durables - 0.5%
Sony Corp. sponsored ADR	3,300	152,031
Internet & Catalog Retail - 0.6%
GSI Commerce, Inc. (a)	11,500	195,500
Multiline Retail - 0.7%
Target Corp.	4,200	218,442
Specialty Retail - 7.4%
Best Buy Co., Inc.	14,150	791,410
Circuit City Stores, Inc.	16,000	391,680
Staples, Inc.	33,900	865,128
Urban Outfitters, Inc. (a)	11,500	282,210
		2,330,428
Textiles, Apparel & Luxury Goods - 0.4%
Carter's, Inc. (a)	1,600	107,984
TOTAL CONSUMER DISCRETIONARY		3,309,490
CONSUMER STAPLES - 11.7%
Beverages - 2.1%
PepsiCo, Inc.	11,400	658,806
Food & Staples Retailing - 4.1%
CVS Corp.	5,600	167,272
Wal-Mart Stores, Inc.	13,400	633,016
Walgreen Co.	11,500	495,995
		1,296,283
Food Products - 0.8%
Archer-Daniels-Midland Co.	2,800	94,220
Bunge Ltd.	300	16,713
Global Bio-Chem Technology Group Co. Ltd.	286,000	150,203
		261,136
Household Products - 3.3%
Colgate-Palmolive Co.	15,500	885,050
Procter & Gamble Co.	2,790	160,760
		1,045,810
Personal Products - 1.4%
Avon Products, Inc.	13,500	420,795
TOTAL CONSUMER STAPLES		3,682,830

	Shares	Value
ENERGY - 4.0%
Energy Equipment & Services - 2.6%
Halliburton Co.	10,100	$ 737,502
National Oilwell Varco, Inc. (a)	1,103	70,724
		808,226
Oil, Gas & Consumable Fuels - 1.4%
Amerada Hess Corp.	1,200	170,880
BG Group PLC sponsored ADR	3,300	206,943
BP PLC sponsored ADR	1,100	75,834
		453,657
TOTAL ENERGY		1,261,883
FINANCIALS - 4.3%
Capital Markets - 1.4%
E*TRADE Securities Co. Ltd.	51	117,411
Harris & Harris Group, Inc. (a)	4,300	59,985
Nomura Holdings, Inc. sponsored ADR	12,300	272,691
		450,087
Commercial Banks - 0.7%
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	13,200	200,772
Consumer Finance - 0.7%
SLM Corp.	4,100	212,954
Diversified Financial Services - 0.0%
IntercontinentalExchange, Inc.	100	6,905
Insurance - 1.5%
American International Group, Inc.	5,700	376,713
Hartford Financial Services Group, Inc.	1,100	88,605
		465,318
TOTAL FINANCIALS		1,336,036
HEALTH CARE - 19.5%
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (a)	8,100	142,479
Amgen, Inc. (a)	7,000	509,250
Arena Pharmaceuticals, Inc. (a)	300	5,433
		657,162
Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	3,900	151,359
C.R. Bard, Inc.	2,200	149,182
Medtronic, Inc.	8,300	421,225
SonoSite, Inc. (a)	3,000	121,920
St. Jude Medical, Inc. (a)	3,800	155,800
		999,486
Health Care Providers & Services - 2.6%
Acibadem Saglik Hizmetleri AS	14,000	141,614
McKesson Corp.	1,700	88,621
UnitedHealth Group, Inc.	10,500	586,530
		816,765
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 11.6%
Johnson & Johnson	16,000	$ 947,520
Nastech Pharmaceutical Co., Inc. (a)	67,000	1,206,000
Novartis AG sponsored ADR	6,600	365,904
Schering-Plough Corp.	19,900	377,901
Wyeth	15,400	747,208
		3,644,533
TOTAL HEALTH CARE		6,117,946
INDUSTRIALS - 4.1%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	10,500	449,085
Industrial Conglomerates - 2.7%
General Electric Co.	24,300	845,154
TOTAL INDUSTRIALS		1,294,239
INFORMATION TECHNOLOGY - 38.4%
Communications Equipment - 8.1%
AudioCodes Ltd. (a)	44,700	617,754
Avaya, Inc. (a)	12,600	142,380
Cisco Systems, Inc. (a)	7,200	156,024
CommScope, Inc. (a)	3,400	97,070
Corning, Inc. (a)	6,900	185,679
Harris Corp.	6,400	302,656
Lucent Technologies, Inc. (a)	105,500	321,775
Nortel Networks Corp. (a)	42,800	130,546
QUALCOMM, Inc.	3,800	192,318
Sonus Networks, Inc. (a)	40,000	219,200
Tellabs, Inc. (a)	10,000	159,000
		2,524,402
Computers & Peripherals - 13.9%
Apple Computer, Inc. (a)	12,800	802,816
Dell, Inc. (a)	9,800	291,648
EMC Corp. (a)	114,000	1,553,820
Hewlett-Packard Co.	8,100	266,490
Intermec, Inc. (a)	38,738	1,181,896
Rackable Systems, Inc.	5,000	264,250
		4,360,920
Electronic Equipment & Instruments - 3.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,000	92,888
Jabil Circuit, Inc. (a)	16,300	698,618

	Shares	Value
National Instruments Corp.	6,000	$ 195,720
Universal Display Corp. (a)	14,300	205,634
		1,192,860
Internet Software & Services - 4.5%
aQuantive, Inc. (a)	6,200	145,948
eBay, Inc. (a)	3,500	136,710
Google, Inc. Class A (sub. vtg.) (a)	1,200	468,000
Yahoo! Japan Corp.	384	234,220
Yahoo!, Inc. (a)	13,500	435,510
		1,420,388
IT Services - 0.3%
First Data Corp.	2,200	103,004
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	3,800	169,936
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	3,900	149,331
Cree, Inc. (a)	1,200	39,372
Cypress Semiconductor Corp. (a)	9,500	161,025
Mindspeed Technologies, Inc. (a)	27,300	108,654
Saifun Semiconductors Ltd.	1,700	52,870
Silicon Laboratories, Inc. (a)	1,000	54,950
		566,202
Software - 5.4%
Cognos, Inc. (a)	3,300	128,375
Electronic Arts, Inc. (a)	1,300	71,136
Hyperion Solutions Corp. (a)	5,650	184,190
Microsoft Corp.	41,400	1,126,494
Ulticom, Inc. (a)	18,202	195,672
		1,705,867
TOTAL INFORMATION TECHNOLOGY		12,043,579
MATERIALS - 1.5%
Chemicals - 1.1%
Potash Corp. of Saskatchewan	2,800	246,502
Tokuyama Corp.	6,000	101,737
		348,239
Metals & Mining - 0.4%
Oregon Steel Mills, Inc. (a)	2,500	127,925
TOTAL MATERIALS		476,164
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.6%
Cbeyond Communications, Inc.	11,300	199,445
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	11,100	336,552
TOTAL TELECOMMUNICATION SERVICES		535,997
TOTAL COMMON STOCKS (Cost $27,086,637)		30,058,164
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 4.77% (b) (Cost $1,012,568)	1,012,568	$ 1,012,568
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $28,099,205)	31,070,732
NET OTHER ASSETS - 1.0%	314,770
NET ASSETS - 100%	$ 31,385,502
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,918
Total	$ 10,918
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $28,111,545. Net unrealized appreciation aggregated $2,959,187, of which $3,510,221 related to appreciated investment securities and $551,034 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

March 31, 2006

1.814639.101

VHC-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
BEVERAGES - 0.4%
Soft Drinks - 0.4%
Hansen Natural Corp. (a)	3,700	$ 466,385
BIOTECHNOLOGY - 16.6%
Biotechnology - 16.6%
Acadia Pharmaceuticals, Inc. (a)	200	3,196
Affymetrix, Inc. (a)	10,200	335,886
Alizyme PLC (a)	3,800	10,991
Alnylam Pharmaceuticals, Inc. (a)	2,500	43,975
Altus Pharmaceuticals, Inc.	4,500	98,685
Amgen, Inc. (a)	66,896	4,866,684
Amylin Pharmaceuticals, Inc. (a)(d)	10,400	509,080
Anadys Pharmaceuticals, Inc. (a)	900	14,499
Applera Corp.:
- Applied Biosystems Group	14,000	379,960
- Celera Genomics Group (a)	2,800	32,732
Arena Pharmaceuticals, Inc. (a)	1,100	19,921
Biogen Idec, Inc. (a)	18,400	866,640
BioMarin Pharmaceutical, Inc. (a)	2,800	37,576
Celgene Corp. (a)	16,200	716,364
Cephalon, Inc. (a)	3,300	198,825
Charles River Laboratories International, Inc. (a)	7,100	348,042
DOV Pharmaceutical, Inc. (a)	2,600	41,548
DUSA Pharmaceuticals, Inc. (a)	13,462	95,042
Exelixis, Inc. (a)	11,300	135,713
Genentech, Inc. (a)	50,600	4,276,206
Genmab AS (a)	800	25,332
Genzyme Corp. (a)	655	44,029
Gilead Sciences, Inc. (a)	29,400	1,829,268
Human Genome Sciences, Inc. (a)	9,300	101,091
ICOS Corp. (a)	10,700	235,935
Illumina, Inc. (a)	2,700	64,125
ImClone Systems, Inc. (a)	5,900	200,718
Inhibitex, Inc. (a)	1,200	8,712
Invitrogen Corp. (a)	5,200	364,676
MannKind Corp. (a)	1,200	24,528
Martek Biosciences (a)	3,900	128,037
MedImmune, Inc. (a)	15,830	579,061
Memory Pharmaceuticals Corp. (a)	900	2,491
Millennium Pharmaceuticals, Inc. (a)	21,400	216,354
Myogen, Inc. (a)	3,000	108,690
Nektar Therapeutics (a)(d)	5,300	108,014
Neopharm, Inc. (a)	500	4,180
Neurocrine Biosciences, Inc. (a)	14,700	948,738
ONYX Pharmaceuticals, Inc. (a)	4,900	128,674
Panacos Pharmaceuticals, Inc. (a)	2,800	21,168
PDL BioPharma, Inc. (a)	7,700	252,560
Renovis, Inc. (a)	8,600	183,352
Rigel Pharmaceuticals, Inc. (a)	900	10,341
Serologicals Corp. (a)	6,200	151,652
Solexa, Inc. (a)(d)	7,600	75,848
Techne Corp. (a)	5,900	354,826

	Shares	Value
Tercica, Inc. (a)	35,600	$ 238,520
Theravance, Inc. (a)	1,100	30,844
Vertex Pharmaceuticals, Inc. (a)	16,600	607,394
		20,080,723
CHEMICALS - 0.4%
Fertilizers & Agricultural Chemicals - 0.4%
Monsanto Co.	5,500	466,125
Syngenta AG sponsored ADR	500	14,055
		480,180
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Commercial & Professional Services - 0.2%
Advisory Board Co. (a)	4,865	271,321
Human Resource & Employment Services - 0.2%
Kforce, Inc. (a)	9,701	123,688
On Assignment, Inc. (a)	9,300	102,114
		225,802
Office Services & Supplies - 0.0%
Mine Safety Appliances Co.	200	8,400
TOTAL COMMERCIAL SERVICES & SUPPLIES		505,523
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Service Corp. International (SCI)	9,600	74,880
Weight Watchers International, Inc.	100	5,140
		80,020
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Multi-Sector Holdings - 0.0%
PICO Holdings, Inc. (a)	584	19,208
FOOD & STAPLES RETAILING - 0.2%
Drug Retail - 0.0%
CVS Corp.	200	5,974
Food Distributors - 0.1%
United Natural Foods, Inc. (a)	4,100	143,377
Food Retail - 0.1%
Whole Foods Market, Inc.	2,000	132,880
TOTAL FOOD & STAPLES RETAILING		282,231
FOOD PRODUCTS - 0.3%
Agricultural Products - 0.1%
Bunge Ltd.	1,900	105,849
Packaged Foods & Meats - 0.2%
Groupe Danone	1,800	220,514
Hain Celestial Group, Inc. (a)	400	10,476
Nestle SA sponsored ADR	100	7,240
		238,230
TOTAL FOOD PRODUCTS		344,079
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 16.9%
Health Care Equipment - 13.1%
Advanced Medical Optics, Inc. (a)	4,300	$ 200,552
Aspect Medical Systems, Inc. (a)	20,100	551,544
Baxter International, Inc.	41,520	1,611,391
Beckman Coulter, Inc.	2,200	120,054
Becton, Dickinson & Co.	22,900	1,410,182
Boston Scientific Corp. (a)	65,120	1,501,016
C.R. Bard, Inc.	15,300	1,037,493
Conceptus, Inc. (a)	12,900	169,119
Cytyc Corp. (a)	18,400	518,512
Dade Behring Holdings, Inc.	6,340	226,401
Edwards Lifesciences Corp. (a)	300	13,050
Epix Pharmaceuticals, Inc. (a)	22,100	77,350
Fisher Scientific International, Inc. (a)	7,900	537,595
Hillenbrand Industries, Inc.	1,900	104,481
Hologic, Inc. (a)	4,600	254,610
Hospira, Inc. (a)	6,152	242,758
IDEXX Laboratories, Inc. (a)	2,100	181,356
Imaging Dynamics Co. Ltd. (a)	23,300	92,785
IntraLase Corp. (a)(d)	12,200	283,040
Intuitive Surgical, Inc. (a)	2,000	236,000
Invacare Corp.	4,400	136,664
Kinetic Concepts, Inc. (a)	4,500	185,265
Medtronic, Inc.	24,100	1,223,075
Mentor Corp.	7,600	344,356
Natus Medical, Inc. (a)	10,761	220,601
NMT Medical, Inc. (a)	800	12,944
NuVasive, Inc. (a)	3,500	65,975
Optos PLC	32,200	158,999
Palomar Medical Technologies, Inc. (a)	200	6,690
Phonak Holding AG	191	10,870
PhotoMedex, Inc. (a)	16,800	32,088
ResMed, Inc. (a)	11,200	492,576
Respironics, Inc. (a)	6,300	245,133
SonoSite, Inc. (a)	10,600	430,784
St. Jude Medical, Inc. (a)	13,420	550,220
Stereotaxis, Inc. (a)	43,300	546,013
Steris Corp.	2,900	71,572
Syneron Medical Ltd. (a)	12,000	350,520
Synthes, Inc.	1,104	121,086
Thermo Electron Corp. (a)	10,300	382,027
Varian Medical Systems, Inc. (a)	4,400	247,104
Waters Corp. (a)	12,400	535,060
Zimmer Holdings, Inc. (a)	3,200	216,320
		15,955,231
Health Care Supplies - 3.8%
Alcon, Inc.	20,000	2,085,200
Arrow International, Inc.	3,302	107,876
Cooper Companies, Inc.	5,100	275,553
Cynosure, Inc. Class A	800	14,800
DENTSPLY International, Inc.	5,400	314,010
DJ Orthopedics, Inc. (a)	15,464	614,849

	Shares	Value
Gen-Probe, Inc. (a)	2,200	$ 121,264
Immucor, Inc. (a)	2,800	80,332
Inverness Medical Innovations, Inc. (a)	6,400	183,872
Inverness Medical Innovations, Inc. (a)(e)	2,231	57,687
Lifecore Biomedical, Inc. (a)	9,400	109,980
Millipore Corp. (a)	4,700	343,382
NUCRYST Pharmaceuticals Corp.	7,000	71,217
Nutraceutical International Corp. (a)	11,900	179,333
West Pharmaceutical Services, Inc.	200	6,944
		4,566,299
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		20,521,530
HEALTH CARE PROVIDERS & SERVICES - 30.3%
Health Care Distributors & Services - 3.1%
AmerisourceBergen Corp.	7,900	381,333
Andrx Corp. (a)	5,100	121,074
Cardinal Health, Inc.	17,000	1,266,840
Henry Schein, Inc. (a)	9,300	445,098
McKesson Corp.	28,600	1,490,918
Symbion Health Ltd.	23,200	57,139
		3,762,402
Health Care Facilities - 5.9%
Acibadem Saglik Hizmetleri AS	10,000	101,153
American Retirement Corp. (a)	38,300	981,246
Brookdale Senior Living, Inc.	34,200	1,291,050
Bumrungrad Hospital PCL (For. Reg.)	183,800	147,749
Capital Senior Living Corp. (a)	35,900	402,080
Community Health Systems, Inc. (a)	19,000	686,850
Emeritus Corp. (a)	3,500	75,600
HCA, Inc.	2,200	100,738
Health Management Associates, Inc. Class A	5,700	122,949
HealthSouth Corp. (a)	1,900	9,481
LCA-Vision, Inc.	11,600	581,276
LifePoint Hospitals, Inc. (a)	3,500	108,850
NovaMed Eyecare, Inc. (a)	700	4,970
Odyssey Healthcare, Inc. (a)	14,966	257,565
Psychiatric Solutions, Inc. (a)	15,000	496,950
Sun Healthcare Group, Inc. (a)	3,500	26,390
Sunrise Senior Living, Inc. (a)	5,400	210,438
Symbion, Inc. (a)	400	9,060
Tenet Healthcare Corp. (a)	19,800	146,124
Triad Hospitals, Inc. (a)	2,800	117,320
U.S. Physical Therapy, Inc. (a)	3,258	55,744
United Surgical Partners International, Inc. (a)	13,250	469,183
Universal Health Services, Inc. Class B	500	25,395
VCA Antech, Inc. (a)	25,300	720,544
		7,148,705
Health Care Services - 9.0%
American Dental Partners, Inc. (a)	2,002	27,027
Apria Healthcare Group, Inc. (a)	700	16,086
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
Caremark Rx, Inc. (a)	28,900	$ 1,421,302
Cerner Corp. (a)	3,500	166,075
Chemed Corp.	15,800	937,572
Computer Programs & Systems, Inc.	300	15,000
Covance, Inc. (a)	7,300	428,875
DaVita, Inc. (a)	15,250	918,203
Eclipsys Corp. (a)	23,900	564,279
Emdeon Corp. (a)	19,358	209,066
Emergency Medical Services Corp. Class A	8,100	105,300
Express Scripts, Inc. (a)	9,300	817,470
Health Grades, Inc. (a)	22,261	118,649
HealthExtras, Inc. (a)	3,300	116,490
Healthways, Inc. (a)	17,448	888,801
I-trax, Inc. (a)	3,800	12,882
IMS Health, Inc.	14,400	371,088
Lincare Holdings, Inc. (a)	9,100	354,536
Matria Healthcare, Inc. (a)	3,000	113,880
Medco Health Solutions, Inc. (a)	22,600	1,293,172
Merge Technologies, Inc. (a)	1,600	25,552
Nighthawk Radiology Holdings, Inc.	2,000	47,780
Omnicare, Inc.	13,300	731,367
Pediatric Services of America, Inc. (a)	1,200	16,860
Pediatrix Medical Group, Inc. (a)	1,500	153,960
Pharmaceutical Product Development, Inc.	3,600	124,596
QMed, Inc. (a)	1,300	12,025
RehabCare Group, Inc. (a)	6,400	120,640
ResCare, Inc. (a)	20,866	383,517
Systems Xcellence, Inc. (a)	3,800	12,952
WebMD Health Corp. Class A (d)	9,671	402,700
		10,927,702
Managed Health Care - 12.3%
Aetna, Inc.	43,000	2,113,020
AMERIGROUP Corp. (a)	10,400	218,816
CIGNA Corp.	5,700	744,534
Coventry Health Care, Inc. (a)	2,300	124,154
Health Net, Inc. (a)	29,300	1,489,026
Healthspring, Inc.	1,400	26,054
Humana, Inc. (a)	11,600	610,740
Magellan Health Services, Inc. (a)	2,000	80,940
Sierra Health Services, Inc. (a)	7,000	284,900
UnitedHealth Group, Inc.	110,670	6,182,026
WellPoint, Inc. (a)	39,200	3,035,256
		14,909,466
TOTAL HEALTH CARE PROVIDERS & SERVICES		36,748,275

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.0%
Leisure Facilities - 0.0%
Life Time Fitness, Inc. (a)	400	$ 18,740
HOUSEHOLD DURABLES - 0.1%
Consumer Electronics - 0.1%
Koninklijke Philips Electronics NV (NY Shares)	3,800	127,870
INTERNET & CATALOG RETAIL - 0.5%
Internet Retail - 0.5%
NutriSystem, Inc. (a)(d)	12,600	598,752
PERSONAL PRODUCTS - 1.4%
Personal Products - 1.4%
Herbalife Ltd. (a)	47,800	1,614,206
NBTY, Inc. (a)	4,800	108,096
		1,722,302
PHARMACEUTICALS - 32.3%
Pharmaceuticals - 32.3%
Abbott Laboratories	7,020	298,139
Adams Respiratory Therapeutics, Inc.	1,900	75,563
Allergan, Inc.	24,850	2,696,225
Astellas Pharma, Inc.	5,000	189,865
Barr Pharmaceuticals, Inc. (a)	9,400	592,012
Collagenex Pharmaceuticals, Inc. (a)	4,800	71,040
Dr. Reddy's Laboratories Ltd. sponsored ADR	800	25,120
Eli Lilly & Co.	7,700	425,810
Endo Pharmaceuticals Holdings, Inc. (a)	10,000	328,100
First Horizon Pharmaceutical Corp. (a)	7,500	189,075
Forest Laboratories, Inc. (a)	30,400	1,356,752
Impax Laboratories, Inc. (a)	1,400	13,986
Johnson & Johnson	90,919	5,384,223
King Pharmaceuticals, Inc. (a)	17,100	294,975
Kos Pharmaceuticals, Inc. (a)	2,602	124,298
Labopharm, Inc. (a)	800	5,522
Mayne Pharma Ltd. (a)	30,300	64,212
Medicis Pharmaceutical Corp. Class A	11,200	365,120
Merck & Co., Inc.	157,380	5,544,497
MGI Pharma, Inc. (a)	4,900	85,750
Mylan Laboratories, Inc.	9,200	215,280
Novartis AG sponsored ADR	3,100	171,864
Par Pharmaceutical Companies, Inc. (a)(d)	2,100	59,178
Penwest Pharmaceuticals Co. (a)	9,000	195,210
Pfizer, Inc.	410,140	10,220,690
Ranbaxy Laboratories Ltd. sponsored GDR	8,169	80,383
Roche Holding AG (participation certificate)	5,921	881,474
Salix Pharmaceuticals Ltd. (a)	47,200	779,272
Sanofi-Aventis sponsored ADR	2,400	113,880
Schering-Plough Corp.	31,200	592,488
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Sepracor, Inc. (a)	6,500	$ 317,265
Takeda Pharamaceutical Co. Ltd.	2,000	114,004
Taro Pharmaceutical Industries Ltd. (a)	500	6,970
Teva Pharmaceutical Industries Ltd. sponsored ADR	29,440	1,212,339
Valeant Pharmaceuticals International	1,700	26,945
Watson Pharmaceuticals, Inc. (a)	2,100	60,354
Wyeth	125,320	6,080,526
		39,258,406
REAL ESTATE - 0.0%
Real Estate Investment Trusts - 0.0%
Ventas, Inc.	400	13,272
TOTAL COMMON STOCKS (Cost $101,266,641)		121,267,496
Money Market Funds - 1.4%

Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c) (Cost $1,720,225)	1,720,225	1,720,225
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $102,986,866)	122,987,721
NET OTHER ASSETS - (1.3)%	(1,599,343)
NET ASSETS - 100%	$ 121,388,378
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,687 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	2/8/06	$ 54,459
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,597
Fidelity Securities Lending Cash Central Fund	9,087
Total	$ 11,684
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $103,354,142. Net unrealized appreciation aggregated $19,633,579, of which $22,188,354 related to appreciated investment securities and $2,554,775 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
International Capital Appreciation Portfolio

March 31, 2006

1.814640.101

VIPCAP-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 0.8%
BHP Billiton Ltd. sponsored ADR	7,400	$ 294,890
Austria - 1.2%
OMV AG	6,400	428,087
Brazil - 0.5%
Uniao de Bancos Brasileiros SA (Unibanco) GDR	2,600	192,166
Canada - 5.3%
ACE Aviation Holdings, Inc. Class A (a)	10,900	317,749
ATI Technologies, Inc. (a)	20,200	347,051
Canadian Natural Resources Ltd.	13,400	744,763
Talisman Energy, Inc.	9,700	515,196
TOTAL CANADA		1,924,759
Finland - 0.5%
Metso Corp. sponsored ADR	4,900	188,797
France - 14.9%
Accor SA	3,100	178,693
AXA SA	17,500	611,800
BNP Paribas SA	7,700	715,181
Compagnie Generale de Geophysique SA (a)	2,500	363,525
Lagardere S.C.A. (Reg.)	3,200	249,911
Neopost SA	5,892	640,425
Nexity	3,600	247,124
Pernod Ricard SA	2,969	568,794
Sanofi-Aventis sponsored ADR	8,500	403,325
Societe Generale Series A	4,700	706,777
Total SA Series B	3,010	793,015
TOTAL FRANCE		5,478,570
Germany - 10.5%
Allianz AG (Reg.)	3,200	534,080
Bayer AG	3,200	128,160
Deutsche Postbank AG	2,700	195,911
E.ON AG	7,500	823,500
Heidelberger Druckmaschinen AG	9,879	435,740
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	7,100	1,006,601
Pfleiderer AG (a)	8,600	224,053
Pfleiderer AG rights 4/11/06 (a)	8,000	4,944
Q-Cells AG	900	84,083
SolarWorld AG	900	236,437
Techem AG	4,400	193,327
TOTAL GERMANY		3,866,836
Hong Kong - 0.2%
Esprit Holdings Ltd.	11,200	87,185
India - 1.1%
Infosys Technologies Ltd.	6,066	406,408
Italy - 4.0%
Banca Intesa Spa	98,100	586,042

	Shares	Value
Fiat Spa (a)	37,800	$ 476,088
Unicredito Italiano Spa	55,500	401,630
TOTAL ITALY		1,463,760
Japan - 20.7%
Aeon Co. Ltd.	27,400	664,546
Canon, Inc.	2,200	145,310
Credit Saison Co. Ltd.	8,000	442,425
Daiwa Securities Group, Inc.	13,800	185,110
Fanuc Ltd.	2,300	221,374
Hoya Corp.	10,100	407,552
Mitsui Fudosan Co. Ltd.	10,000	229,792
Murata Manufacturing Co. Ltd.	5,800	392,694
Nikko Cordial Corp.	42,000	695,748
Nitto Denko Corp.	8,500	721,361
ORIX Corp.	3,090	962,057
Sharp Corp.	2,000	35,425
SHIMIZU Corp.	27,000	196,568
Shin-Etsu Chemical Co. Ltd.	6,800	369,129
Sony Corp.	9,000	414,630
Sony Corp. sponsored ADR	300	13,821
Sumitomo Electric Industries Ltd.	24,400	386,578
Sumitomo Mitsui Financial Group, Inc.	87	960,795
T&D Holdings, Inc.	200	15,631
Tokuyama Corp.	8,000	135,650
TOTAL JAPAN		7,596,196
Korea (South) - 3.4%
Kookmin Bank sponsored ADR	2,200	188,144
Korea Exchange Bank (a)	2,160	27,345
LG Card Co. Ltd. (a)	2,020	108,734
Samsung Electronics Co. Ltd.	1,110	719,741
Shinsegae Co. Ltd.	432	196,970
TOTAL KOREA (SOUTH)		1,240,934
Luxembourg - 0.2%
Stolt-Nielsen SA Class B sponsored ADR	2,700	82,890
Mexico - 1.4%
America Movil SA de CV Series L sponsored ADR	15,000	513,900
Netherlands - 3.3%
ING Groep NV (Certificaten Van Aandelen)	15,600	614,640
Koninklijke Numico NV	4,500	199,084
Koninklijke Philips Electronics NV (NY Shares)	12,200	410,530
TOTAL NETHERLANDS		1,224,254
Norway - 0.8%
Norsk Hydro ASA	2,100	290,514
South Africa - 4.4%
FirstRand Ltd.	119,800	388,614
MTN Group Ltd.	39,071	389,728
Common Stocks - continued
	Shares	Value
South Africa - continued
Standard Bank Group Ltd.	28,900	$ 397,489
Steinhoff International Holdings Ltd.	120,929	435,427
TOTAL SOUTH AFRICA		1,611,258
Sweden - 1.1%
Atlas Copco AB (A Shares)	6,500	182,716
Gambro AB (A Shares)	17,800	212,481
TOTAL SWEDEN		395,197
Switzerland - 10.7%
Credit Suisse Group (Reg.)	5,031	281,032
Novartis AG (Reg.)	14,570	807,761
Roche Holding AG (participation certificate)	8,946	1,331,811
Syngenta AG sponsored ADR	15,800	444,138
UBS AG:
(NY Shares)	8,000	879,760
(Reg.)	1,534	168,694
TOTAL SWITZERLAND		3,913,196
Taiwan - 1.3%
Advanced Semiconductor Engineering, Inc.	518,000	489,936
Turkey - 0.6%
Finansbank AS	38,600	221,064
United Kingdom - 2.2%
BAE Systems PLC	35,300	258,010
HSBC Holdings PLC (Hong Kong) (Reg.)	17,500	293,230
Reckitt Benckiser PLC	7,600	267,479
TOTAL UNITED KINGDOM		818,719
United States of America - 5.0%
Halliburton Co.	9,800	715,596
NTL, Inc. (a)	18,750	545,813
Synthes, Inc.	5,357	587,553
TOTAL UNITED STATES OF AMERICA		1,848,962
TOTAL COMMON STOCKS (Cost $32,152,241)		34,578,478
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 4.77% (b) (Cost $2,407,864)	2,407,864	$ 2,407,864
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $34,560,105)	36,986,342
NET OTHER ASSETS - (0.7)%	(253,336)
NET ASSETS - 100%	$ 36,733,006
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,000
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $34,690,406. Net unrealized appreciation aggregated $2,295,936, of which $2,713,054 related to appreciated investment securities and $417,118 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2005 Portfolio

March 31, 2006

1.830286.100

VIPIFF2005-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.1%
	Shares	Value
Domestic Equity Funds - 41.6%
VIP Contrafund Portfolio Investor Class	4,050	$ 129,641
VIP Equity-Income Portfolio Investor Class	6,007	149,882
VIP Growth & Income Portfolio Investor Class	10,048	149,713
VIP Growth Portfolio Investor Class	4,237	148,136
VIP Mid Cap Portfolio Investor Class	1,685	56,699
VIP Value Portfolio Investor Class	9,643	127,580
VIP Value Strategies Portfolio Investor Class	4,496	55,755
TOTAL DOMESTIC EQUITY FUNDS		817,406
International Equity Funds - 5.5%
VIP Overseas Portfolio Investor Class R	4,961	107,305
TOTAL EQUITY FUNDS (Cost $879,720)		924,711
Fixed-Income Funds - 41.6%

High Yield Fixed-Income Funds - 4.9%
VIP High Income Portfolio Investor Class	15,355	97,043
Investment Grade Fixed-Income Funds - 36.7%
VIP Investment Grade Bond Portfolio Investor Class	59,375	721,403
TOTAL FIXED-INCOME FUNDS (Cost $846,555)		818,446
Short-Term Funds - 11.3%

VIP Money Market Portfolio Investor Class (Cost $221,386)	221,386	221,386
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,947,661)		$ 1,964,543
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,947,661. Net unrealized appreciation aggregated $16,882, of which $50,656 related to appreciated investment securities and $33,774 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2010 Portfolio

March 31, 2006

1.830287.100

VIPIFF2010-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.6%
	Shares	Value
Domestic Equity Funds - 42.1%
VIP Contrafund Portfolio Investor Class	37,190	$ 1,190,445
VIP Equity-Income Portfolio Investor Class	55,421	1,382,746
VIP Growth & Income Portfolio Investor Class	92,457	1,377,604
VIP Growth Portfolio Investor Class	39,312	1,374,364
VIP Mid Cap Portfolio Investor Class	15,334	515,832
VIP Value Portfolio Investor Class	89,208	1,180,226
VIP Value Strategies Portfolio Investor Class	41,030	508,767
TOTAL DOMESTIC EQUITY FUNDS		7,529,984
International Equity Funds - 5.5%
VIP Overseas Portfolio Investor Class R	45,862	991,990
TOTAL EQUITY FUNDS (Cost $8,310,685)		8,521,974
Fixed-Income Funds - 43.3%

High Yield Fixed-Income Funds - 5.1%
VIP High Income Portfolio Investor Class	143,933	909,656
Investment Grade Fixed-Income Funds - 38.2%
VIP Investment Grade Bond Portfolio Investor Class	561,835	6,826,294
TOTAL FIXED-INCOME FUNDS (Cost $7,948,579)		7,735,950
Short-Term Funds - 9.1%

VIP Money Market Portfolio Investor Class (Cost $1,628,772)	1,628,773	1,628,773
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,888,036)		$ 17,886,697
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $17,888,035. Net unrealized depreciation aggregated $1,339, of which $277,115 related to appreciated investment securities and $278,454 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2015 Portfolio

March 31, 2006

1.830290.100

VIPIFF2015-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 61.3%
	Shares	Value
Domestic Equity Funds - 52.3%
VIP Contrafund Portfolio Investor Class	54,777	$ 1,753,425
VIP Equity-Income Portfolio Investor Class	81,673	2,037,730
VIP Growth & Income Portfolio Investor Class	136,373	2,031,951
VIP Growth Portfolio Investor Class	58,174	2,033,749
VIP Mid Cap Portfolio Investor Class	22,382	752,926
VIP Value Portfolio Investor Class	131,208	1,735,881
VIP Value Strategies Portfolio Investor Class	59,925	743,071
TOTAL DOMESTIC EQUITY FUNDS		11,088,733
International Equity Funds - 9.0%
VIP Overseas Portfolio Investor Class R	88,770	1,920,093
TOTAL EQUITY FUNDS (Cost $12,686,011)		13,008,826
Fixed-Income Funds - 35.7%

High Yield Fixed-Income Funds - 6.8%
VIP High Income Portfolio Investor Class	226,863	1,433,776
Investment Grade Fixed-Income Funds - 28.9%
VIP Investment Grade Bond Portfolio Investor Class	505,125	6,137,269
TOTAL FIXED-INCOME FUNDS (Cost $7,715,213)		7,571,045
Short-Term Funds - 3.0%

VIP Money Market Portfolio Investor Class (Cost $634,933)	634,933	634,933
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $21,036,157)		$ 21,214,804
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $21,036,156. Net unrealized appreciation aggregated $178,648, of which $398,402 related to appreciated investment securities and $219,754 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2020 Portfolio

March 31, 2006

1.830296.100

VIPIFF2020-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.9%
	Shares	Value
Domestic Equity Funds - 60.4%
VIP Contrafund Portfolio Investor Class	62,760	$ 2,008,955
VIP Equity-Income Portfolio Investor Class	93,767	2,339,475
VIP Growth & Income Portfolio Investor Class	156,417	2,330,607
VIP Growth Portfolio Investor Class	66,441	2,322,760
VIP Mid Cap Portfolio Investor Class	25,867	870,171
VIP Value Portfolio Investor Class	150,878	1,996,121
VIP Value Strategies Portfolio Investor Class	69,263	858,867
TOTAL DOMESTIC EQUITY FUNDS		12,726,956
International Equity Funds - 10.5%
VIP Overseas Portfolio Investor Class R	102,372	2,214,305
TOTAL EQUITY FUNDS (Cost $14,565,621)		14,941,261
Fixed-Income Funds - 29.1%

High Yield Fixed-Income Funds - 7.4%
VIP High Income Portfolio Investor Class	246,393	1,557,205
Investment Grade Fixed-Income Funds - 21.7%
VIP Investment Grade Bond Portfolio Investor Class	377,394	4,585,335
TOTAL FIXED-INCOME FUNDS (Cost $6,307,373)		6,142,540
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class (Cost $4,096)	4,096	4,096
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $20,877,090)		$ 21,087,897
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $20,877,090. Net unrealized appreciation aggregated $210,807, of which $511,136 related to appreciated investment securities and $300,329 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2025 Portfolio

March 31, 2006

1.830297.100

VIPIFF2025-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 76.0%
	Shares	Value
Domestic Equity Funds - 64.5%
VIP Contrafund Portfolio Investor Class	20,518	$ 656,766
VIP Equity-Income Portfolio Investor Class	30,594	763,316
VIP Growth & Income Portfolio Investor Class	51,139	761,972
VIP Growth Portfolio Investor Class	21,727	759,584
VIP Mid Cap Portfolio Investor Class	8,426	283,436
VIP Value Portfolio Investor Class	49,297	652,202
VIP Value Strategies Portfolio Investor Class	22,559	279,734
TOTAL DOMESTIC EQUITY FUNDS		4,157,010
International Equity Funds - 11.5%
VIP Overseas Portfolio Investor Class R	34,148	738,629
TOTAL EQUITY FUNDS (Cost $4,793,694)		4,895,639
Fixed-Income Funds - 24.0%

High Yield Fixed-Income Funds - 7.4%
VIP High Income Portfolio Investor Class	75,281	475,773
Investment Grade Fixed-Income Funds - 16.6%
VIP Investment Grade Bond Portfolio Investor Class	87,975	1,068,893
TOTAL FIXED-INCOME FUNDS (Cost $1,579,990)		1,544,666
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,373,684)		$ 6,440,305
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $6,373,684. Net unrealized appreciation aggregated $66,621, of which $145,628 related to appreciated investment securities and $79,007 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2030 Portfolio

March 31, 2006

1.830291.100

VIPIFF2030-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.3%
	Shares	Value
Domestic Equity Funds - 70.1%
VIP Contrafund Portfolio Investor Class	22,486	$ 719,764
VIP Equity-Income Portfolio Investor Class	33,417	833,759
VIP Growth & Income Portfolio Investor Class	55,746	830,608
VIP Growth Portfolio Investor Class	23,677	827,760
VIP Mid Cap Portfolio Investor Class	9,347	314,418
VIP Value Portfolio Investor Class	53,778	711,486
VIP Value Strategies Portfolio Investor Class	24,915	308,944
TOTAL DOMESTIC EQUITY FUNDS		4,546,739
International Equity Funds - 13.2%
VIP Overseas Portfolio Investor Class R	39,783	860,499
TOTAL EQUITY FUNDS (Cost $5,197,939)		5,407,238
Fixed-Income Funds - 16.7%

High Yield Fixed-Income Funds - 7.3%
VIP High Income Portfolio Investor Class	74,614	471,563
Investment Grade Fixed-Income Funds - 9.4%
VIP Investment Grade Bond Portfolio Investor Class	50,259	610,647
TOTAL FIXED-INCOME FUNDS (Cost $1,103,199)		1,082,210
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,301,138)		$ 6,489,448
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $6,301,202. Net unrealized appreciation aggregated $188,246, of which $234,878 related to appreciated investment securities and $46,632 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom Income Portfolio

March 31, 2006

1.830283.100

VIPIFFINC-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.7%
	Shares	Value
Domestic Equity Funds - 20.7%
VIP Contrafund Portfolio Investor Class	5,644	$ 180,654
VIP Equity-Income Portfolio Investor Class	8,400	209,583
VIP Growth & Income Portfolio Investor Class	14,003	208,642
VIP Growth Portfolio Investor Class	5,962	208,418
VIP Mid Cap Portfolio Investor Class	2,332	78,446
VIP Value Portfolio Investor Class	13,523	178,904
VIP Value Strategies Portfolio Investor Class	6,228	77,230
TOTAL EQUITY FUNDS (Cost $1,115,931)		1,141,877
Fixed-Income Funds - 39.5%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	44,010	278,144
Investment Grade Fixed-Income Funds - 34.5%
VIP Investment Grade Bond Portfolio Investor Class	156,435	1,900,689
TOTAL FIXED-INCOME FUNDS (Cost $2,233,689)		2,178,833
Short-Term Funds - 39.8%

VIP Money Market Portfolio Investor Class (Cost $2,192,517)	2,192,517	2,192,517
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,542,137)		$ 5,513,227
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $5,542,137. Net unrealized depreciation aggregated $28,910, of which $34,068 related to appreciated investment securities and $62,978 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Natural Resources Portfolio

March 31, 2006

1.814635.101

VNR-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CHEMICALS - 2.4%
Commodity Chemicals - 0.1%
Georgia Gulf Corp.	3,900	$ 101,361
Tokai Carbon Co. Ltd.	72,000	452,619
Tronox, Inc. Class B (a)	120	2,039
		556,019
Diversified Chemicals - 1.0%
Ashland, Inc.	42,000	2,985,360
FMC Corp.	20,600	1,276,788
		4,262,148
Fertilizers & Agricultural Chemicals - 1.1%
Agrium, Inc.	85,300	2,152,041
Mosaic Co. (a)	52,000	746,200
Potash Corp. of Saskatchewan	23,400	2,060,050
		4,958,291
Specialty Chemicals - 0.2%
Tokuyama Corp.	56,000	949,548
TOTAL CHEMICALS		10,726,006
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Environmental & Facility Services - 0.0%
Team, Inc. (a)	3,600	119,736
Human Resource & Employment Services - 0.2%
Brunel International NV	351	11,824
CDI Corp.	26,300	756,651
		768,475
TOTAL COMMERCIAL SERVICES & SUPPLIES		888,211
CONSTRUCTION & ENGINEERING - 2.8%
Construction & Engineering - 2.8%
Chicago Bridge & Iron Co. NV (NY Shares)	151,800	3,643,200
Fluor Corp.	21,800	1,870,440
McDermott International, Inc. (a)	68,700	3,740,715
Shaw Group, Inc. (a)	43,600	1,325,440
SNC-Lavalin Group, Inc.	77,600	2,119,264
		12,699,059
CONTAINERS & PACKAGING - 0.3%
Metal & Glass Containers - 0.3%
Owens-Illinois, Inc. (a)	86,600	1,504,242
ELECTRIC UTILITIES - 0.3%
Electric Utilities - 0.3%
E.ON AG	12,600	1,383,480
ELECTRICAL EQUIPMENT - 1.0%
Electrical Components & Equipment - 0.2%
Suntech Power Holdings Co. Ltd. sponsored ADR	24,100	891,459

	Shares	Value
Heavy Electrical Equipment - 0.8%
Areva (investment certificates)(non-vtg.)	100	$ 65,435
Vestas Wind Systems AS (a)	140,200	3,494,613
Vestas Wind Systems AS	2,200	54,837
		3,614,885
TOTAL ELECTRICAL EQUIPMENT		4,506,344
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	16,600	993,510
ENERGY EQUIPMENT & SERVICES - 28.8%
Oil & Gas Drilling - 9.5%
Cathedral Energy Services Income Trust	57,200	573,127
Diamond Offshore Drilling, Inc.	57,100	5,110,450
ENSCO International, Inc.	19,500	1,003,275
GlobalSantaFe Corp.	317,500	19,288,122
Nabors Industries Ltd. (a)	700	50,106
Noble Corp.	71,630	5,809,193
Patterson-UTI Energy, Inc.	1,700	54,332
Pride International, Inc. (a)	279,900	8,727,282
Rowan Companies, Inc.	500	21,980
Stoneham Drilling Trust	26,400	565,214
TODCO Class A	700	27,587
Transocean, Inc. (a)	25,600	2,055,680
		43,286,348
Oil & Gas Equipment & Services - 19.3%
Baker Hughes, Inc.	88,880	6,079,392
Basic Energy Services, Inc.	9,200	274,160
BJ Services Co.	137,300	4,750,580
Cooper Cameron Corp. (a)	1,500	66,120
Dawson Geophysical Co. (a)	41,800	1,153,680
FMC Technologies, Inc. (a)	1,300	66,586
Global Industries Ltd. (a)	2,700	39,123
Grant Prideco, Inc. (a)	1,200	51,408
Halliburton Co.	242,400	17,700,048
Hydril Co. (a)	25,600	1,995,520
Maverick Tube Corp. (a)	1,400	74,186
NATCO Group, Inc. Class A (a)	18,200	493,220
National Oilwell Varco, Inc. (a)	269,039	17,250,781
Oil States International, Inc. (a)	2,400	88,440
RPC, Inc.	1,700	38,845
Saipem Spa	2,300	53,274
Savanna Energy Services Corp. (a)	44,300	1,062,259
Schlumberger Ltd. (NY Shares)	137,160	17,360,341
Smith International, Inc.	347,680	13,545,613
Superior Well Services, Inc.	2,800	81,396
Technip-Coflexip SA sponsored ADR	14,000	951,160
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Veritas DGC, Inc. (a)	50,400	$ 2,287,656
Weatherford International Ltd. (a)	51,300	2,346,975
		87,810,763
TOTAL ENERGY EQUIPMENT & SERVICES		131,097,111
FOOD PRODUCTS - 0.3%
Agricultural Products - 0.3%
Archer-Daniels-Midland Co.	7,100	238,915
Corn Products International, Inc.	37,600	1,111,832
Global Bio-Chem Technology Group Co. Ltd.	46,000	24,159
		1,374,906
GAS UTILITIES - 0.0%
Gas Utilities - 0.0%
Questar Corp.	500	35,025
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.6%
Independent Power & Energy Trade - 1.6%
AES Corp. (a)	78,500	1,339,210
Mirant Corp. (a)	115,500	2,887,500
NRG Energy, Inc. (a)	43,000	1,944,460
TXU Corp.	26,200	1,172,712
		7,343,882
INSURANCE - 0.2%
Property & Casualty Insurance - 0.2%
Covanta Holding Corp. (a)	52,300	871,841
Navigators Group, Inc. (a)	4,400	218,240
		1,090,081
IT SERVICES - 0.1%
IT Consulting & Other Services - 0.1%
Telvent GIT SA (a)	31,500	429,660
MACHINERY - 3.9%
Construction & Farm Machinery & Heavy Trucks - 3.9%
AGCO Corp. (a)	24,300	503,982
Bucyrus International, Inc. Class A	176,100	8,486,259
Hanjin Heavy Industries & Construction Co. Ltd.	37,900	1,088,318
Hyundai Mipo Dockyard Co. Ltd.	21,830	1,878,332
Joy Global, Inc.	99,050	5,920,219
		17,877,110
MARINE - 0.1%
Marine - 0.1%
Camillo Eitzen & Co. ASA	56,400	610,930
Stolt-Nielsen SA	1,300	40,262
		651,192

	Shares	Value
METALS & MINING - 16.2%
Aluminum - 4.0%
Alcan, Inc.	520	$ 23,793
Alcoa, Inc.	516,990	15,799,214
Alumina Ltd. sponsored ADR	48,800	1,029,192
Century Aluminum Co. (a)	1,100	46,695
Novelis, Inc.	54,100	1,110,076
		18,008,970
Diversified Metals & Mining - 4.1%
BHP Billiton PLC	16,200	295,911
Birch Mountain Resources Ltd. (a)	122,800	904,410
Breakwater Resources Ltd. (a)	676,000	758,380
Falconbridge Ltd.	35,800	1,253,015
Freeport-McMoRan Copper & Gold, Inc. Class B	840	50,207
Grupo Mexico SA de CV Series B	354,870	1,008,579
Phelps Dodge Corp.	600	48,318
RTI International Metals, Inc. (a)	45,400	2,490,190
Teck Cominco Ltd. Class B (sub. vtg.)	64,400	4,144,058
Titanium Metals Corp. (a)	115,600	5,612,380
VSMPO-AVISMA Corp. warrants (UBS Warrant Programme) 9/28/06 (a)	3,425	791,175
Xstrata PLC	31,700	1,025,910
Zinifex Ltd.	76,200	520,458
		18,902,991
Gold - 3.7%
Bema Gold Corp. (a)	286,600	1,266,469
Eldorado Gold Corp. (a)	482,000	2,328,064
Meridian Gold, Inc. (a)	162,900	4,812,923
Newmont Mining Corp.	166,400	8,634,496
		17,041,952
Precious Metals & Minerals - 1.1%
Apex Silver Mines Ltd. (a)	111,000	2,636,250
Coeur d'Alene Mines Corp. (a)	85,181	558,787
Industrias Penoles SA de CV	19,800	156,172
Stillwater Mining Co. (a)	99,100	1,631,186
		4,982,395
Steel - 3.3%
Allegheny Technologies, Inc.	46,900	2,869,342
Carpenter Technology Corp.	14,900	1,408,348
Companhia Vale do Rio Doce sponsored ADR	1,000	48,530
Hitachi Metals Ltd.	15,000	176,486
Oregon Steel Mills, Inc. (a)	147,400	7,542,458
United States Steel Corp.	15,700	952,676
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	54,600	2,027,315
		15,025,155
TOTAL METALS & MINING		73,961,463
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 37.3%
Coal & Consumable Fuels - 5.2%
Arch Coal, Inc.	40,700	$ 3,090,758
Cameco Corp.	96,800	3,481,716
China Shenhua Energy Co. Ltd. (H Shares)	1,085,500	1,909,626
CONSOL Energy, Inc.	82,900	6,147,864
Foundation Coal Holdings, Inc.	30,200	1,242,428
Peabody Energy Corp.	155,300	7,828,673
UrAsia Energy Ltd. (a)	87,700	225,315
USEC, Inc.	900	10,845
		23,937,225
Integrated Oil & Gas - 7.5%
Amerada Hess Corp.	38,800	5,525,120
BG Group PLC sponsored ADR	27,600	1,730,796
BP PLC sponsored ADR	440	30,334
Chevron Corp.	22,800	1,321,716
ConocoPhillips	171,562	10,834,140
ENI Spa sponsored ADR	250	14,245
Exxon Mobil Corp.	10,400	632,944
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	300	30,773
OAO Gazprom sponsored ADR (d)	27,873	2,557,348
Occidental Petroleum Corp.	90,500	8,384,825
OMV AG	43,865	2,934,068
		33,996,309
Oil & Gas Exploration & Production - 17.1%
Abraxas Petroleum Corp. (a)	65,800	386,246
Anadarko Petroleum Corp.	500	50,505
Apache Corp.	400	26,204
Blackrock Ventures, Inc. (a)	43,800	523,259
Burlington Resources, Inc.	38,000	3,492,580
Cabot Oil & Gas Corp.	42,200	2,022,646
Callon Petroleum Co. (a)	13,400	281,668
Canadian Natural Resources Ltd.	142,700	7,931,172
Chesapeake Energy Corp.	321,300	10,092,033
Comstock Resources, Inc. (a)	700	20,783
Denbury Resources, Inc. (a)	1,200	38,004
Devon Energy Corp.	400	24,468
EnCana Corp.	23,736	1,107,829
Energy Partners Ltd. (a)	41,900	988,002
EOG Resources, Inc.	600	43,200
EXCO Resources, Inc.	1,800	22,554
Forest Oil Corp. (a)	55,500	2,063,490
Gastar Exploration Ltd. (a)	142,200	605,236
Goodrich Petroleum Corp. (a)	2,100	56,700
Houston Exploration Co. (a)	48,500	2,555,950
Kerr-McGee Corp.	600	57,288
Mariner Energy, Inc. New (a)	66,616	1,366,294

	Shares	Value
Newfield Exploration Co. (a)	900	$ 37,710
Nexen, Inc.	47,900	2,637,638
Norsk Hydro ASA sponsored ADR	9,000	1,245,060
Penn West Energy Trust	29,200	1,067,524
Plains Exploration & Production Co. (a)	169,600	6,553,344
Pogo Producing Co.	700	35,175
Quicksilver Resources, Inc. (a)	64,950	2,510,967
Range Resources Corp.	255,100	6,966,781
Sasol Ltd. sponsored ADR	9,800	370,734
Southwestern Energy Co. (a)	1,000	32,190
Talisman Energy, Inc.	127,100	6,750,657
Ultra Petroleum Corp. (a)	120,100	7,483,431
UTS Energy Corp. (a)	403,200	2,420,512
XTO Energy, Inc.	134,800	5,873,236
		77,741,070
Oil & Gas Refining & Marketing - 6.6%
ERG Spa	1,800	47,200
Frontier Oil Corp.	58,600	3,477,910
Holly Corp.	25,600	1,897,472
Neste Oil Oyj	3,900	134,072
Polski Koncern Naftowy Orlen SA	60,600	1,103,010
Sunoco, Inc.	56,600	4,390,462
Tesoro Corp.	22,900	1,564,986
Valero Energy Corp.	266,524	15,932,805
Western Refining, Inc.	2,800	60,536
World Fuel Services Corp.	33,200	1,342,608
		29,951,061
Oil & Gas Storage & Transport - 0.9%
El Paso Corp.	3,300	39,765
OMI Corp.	152,000	2,739,040
Overseas Shipholding Group, Inc.	30,600	1,466,658
Williams Companies, Inc.	2,200	47,058
		4,292,521
TOTAL OIL, GAS & CONSUMABLE FUELS		169,918,186
PAPER & FOREST PRODUCTS - 1.3%
Forest Products - 1.3%
Canfor Corp. (a)	184	2,253
Sino-Forest Corp. (a)	403,600	2,263,921
Weyerhaeuser Co.	48,100	3,483,883
		5,750,057
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Tejon Ranch Co. (a)	4,100	200,367
ROAD & RAIL - 0.5%
Railroads - 0.5%
Burlington Northern Santa Fe Corp.	25,700	2,141,581
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
Q-Cells AG	10,900	1,018,343
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Trading Companies & Distributors - 0.5%
Mitsui & Co. Ltd. sponsored ADR	1,700	$ 491,810
UAP Holding Corp.	74,939	1,611,189
		2,102,999
TOTAL COMMON STOCKS (Cost $337,226,185)		447,692,815
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 4.77% (b)	7,848,519	7,848,519
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	1,421,250	1,421,250
TOTAL MONEY MARKET FUNDS (Cost $9,269,769)		9,269,769
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $346,495,954)	456,962,584
NET OTHER ASSETS - (0.2)%	(1,030,270)
NET ASSETS - 100%	$ 455,932,314
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 65,067
Fidelity Securities Lending Cash Central Fund	40,396
Total	$ 105,463
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $348,934,128. Net unrealized appreciation aggregated $108,028,456, of which $111,187,596 related to appreciated investment securities and $3,159,140 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

March 31, 2006

1.799880.102

VIPRE-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Facilities - 0.1%
American Retirement Corp. (a)	9,100	$ 233,142
HOTELS, RESTAURANTS & LEISURE - 7.8%
Hotels, Resorts & Cruise Lines - 7.8%
Starwood Hotels & Resorts Worldwide, Inc. unit	214,730	14,543,662
REAL ESTATE - 87.5%
Real Estate Investment Trusts - 0.5%
Mission West Properties, Inc.	79,900	938,825
REITs - Apartments - 16.5%
American Campus Communities, Inc.	13,700	354,967
Apartment Investment & Management Co. Class A	33,020	1,548,638
AvalonBay Communities, Inc.	44,100	4,811,310
Equity Residential (SBI)	239,700	11,215,563
GMH Communities Trust	147,000	1,711,080
Pennsylvania (REIT) (SBI)	19,700	866,800
Post Properties, Inc.	23,900	1,063,550
United Dominion Realty Trust, Inc. (SBI)	315,700	9,010,078
TOTAL REITS - APARTMENTS		30,581,986
REITs - Factory Outlets - 1.4%
Tanger Factory Outlet Centers, Inc.	75,400	2,594,514
REITs - Health Care Facilities - 2.4%
Nationwide Health Properties, Inc.	20,800	447,200
Ventas, Inc.	118,000	3,915,240
TOTAL REITS - HEALTH CARE FACILITIES		4,362,440
REITs - Hotels - 3.3%
Host Marriott Corp.	193,700	4,145,180
Innkeepers USA Trust (SBI)	46,700	791,565
MeriStar Hospitality Corp. (a)	120,620	1,252,036
TOTAL REITS - HOTELS		6,188,781
REITs - Industrial Buildings - 11.8%
Duke Realty Corp.	203,220	7,712,199
ProLogis Trust	225,316	12,054,406

	Shares	Value
Public Storage, Inc.	25,940	$ 2,107,106
U-Store-It Trust	6,100	122,915
TOTAL REITS - INDUSTRIAL BUILDINGS		21,996,626
REITs - Malls - 14.6%
CBL & Associates Properties, Inc.	125,520	5,328,324
General Growth Properties, Inc.	202,751	9,908,441
Simon Property Group, Inc.	113,840	9,578,498
Taubman Centers, Inc.	54,000	2,250,180
TOTAL REITS - MALLS		27,065,443
REITs - Management/Investment - 3.6%
CentraCore Properties Trust	62,652	1,569,433
Equity Lifestyle Properties, Inc.	69,041	3,434,790
Plum Creek Timber Co., Inc.	45,900	1,695,087
TOTAL REITS - MANAGEMENT/INVESTMENT		6,699,310
REITs - Mortgage - 0.7%
HomeBanc Mortgage Corp., Georgia	54,000	474,660
Newcastle Investment Corp.	34,700	830,024
TOTAL REITS - MORTGAGE		1,304,684
REITs - Office Buildings - 20.5%
Alexandria Real Estate Equities, Inc.	17,500	1,668,275
Boston Properties, Inc.	76,400	7,124,300
Columbia Equity Trust, Inc.	62,700	1,102,266
Equity Office Properties Trust	231,400	7,770,412
Highwoods Properties, Inc. (SBI)	10,500	354,165
Kilroy Realty Corp.	10,800	834,408
Reckson Associates Realty Corp.	92,910	4,257,136
Shurgard Storage Centers, Inc. Class A	12,000	799,560
SL Green Realty Corp.	48,400	4,912,600
Sovran Self Storage, Inc.	41,200	2,274,240
Trizec Properties, Inc.	268,100	6,898,213
TOTAL REITS - OFFICE BUILDINGS		37,995,575
REITs - Shopping Centers - 12.2%
Developers Diversified Realty Corp.	19,500	1,067,625
Heritage Property Investment Trust, Inc.	64,100	2,537,719
Inland Real Estate Corp.	148,933	2,429,097
Kimco Realty Corp.	159,600	6,486,144
Pan Pacific Retail Properties, Inc.	69,200	4,906,280
Vornado Realty Trust	55,200	5,299,200
TOTAL REITS - SHOPPING CENTERS		22,726,065
TOTAL REAL ESTATE		162,454,249
TOTAL COMMON STOCKS (Cost $130,135,765)		177,231,053
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 4.77% (b) (Cost $7,388,907)	7,388,907	$ 7,388,907
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $137,524,672)	184,619,960
NET OTHER ASSETS - 0.6%	1,080,581
NET ASSETS - 100%	$ 185,700,541
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,900
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $137,630,370. Net unrealized appreciation aggregated $46,989,590, of which $47,333,875 related to appreciated investment securities and $344,285 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

March 31, 2006

1.799886.102

VIPSI-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 33.3%
		Principal Amount (d)	Value
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30		$ 315,000	$ 179,941
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Solectron Corp. 0.5% 2/15/34		155,000	120,125
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		20,000	18,225
TOTAL INFORMATION TECHNOLOGY			138,350
TOTAL CONVERTIBLE BONDS			318,291
Nonconvertible Bonds - 33.1%
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.7%
Affinia Group, Inc. 9% 11/30/14		215,000	185,975
Delco Remy International, Inc.:
9.375% 4/15/12		25,000	12,125
11% 5/1/09		40,000	20,000
Goodyear Tire & Rubber Co. 9% 7/1/15		460,000	468,050
Tenneco, Inc. 8.625% 11/15/14		320,000	320,000
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		185,000	199,338
11% 2/15/13		38,000	42,655
Visteon Corp. 7% 3/10/14		135,000	103,950
			1,352,093
Diversified Consumer Services - 0.2%
Service Corp. International (SCI):
6.75% 4/1/16		300,000	297,000
7% 6/15/17 (g)		130,000	131,950
			428,950
Hotels, Restaurants & Leisure - 2.2%
Carrols Corp. 9% 1/15/13		355,000	359,438
Festival Fun Parks LLC 10.875% 4/15/14 (g)(h)		70,000	70,875
Galaxy Entertainment Finance Co. Ltd.:
9.655% 12/15/10 (g)(j)		100,000	103,750
9.875% 12/15/12 (g)		100,000	103,500
Gaylord Entertainment Co.:
6.75% 11/15/14		265,000	258,706
8% 11/15/13		100,000	103,750
Herbst Gaming, Inc.:
7% 11/15/14		60,000	59,850
8.125% 6/1/12		100,000	104,000

		Principal Amount (d)	Value
ITT Corp. 7.375% 11/15/15		$ 125,000	$ 135,938
Kerzner International Ltd. 6.75% 10/1/15		210,000	222,600
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		245,000	236,425
Mandalay Resort Group:
6.375% 12/15/11		80,000	79,100
6.5% 7/31/09		20,000	20,000
MGM MIRAGE:
6% 10/1/09		40,000	39,450
6.625% 7/15/15		450,000	442,688
6.75% 9/1/12		45,000	44,944
6.75% 4/1/13 (g)		110,000	109,588
6.875% 4/1/16 (g)		110,000	109,313
8.5% 9/15/10		50,000	53,438
Mohegan Tribal Gaming Authority 6.875% 2/15/15		100,000	99,375
Penn National Gaming, Inc.:
6.75% 3/1/15		225,000	225,563
6.875% 12/1/11		140,000	142,450
Scientific Games Corp. 6.25% 12/15/12		40,000	39,150
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	95,000
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		100,000	109,250
Station Casinos, Inc.:
6% 4/1/12		80,000	79,100
6.5% 2/1/14		20,000	19,775
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		35,000	26,425
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		45,000	49,613
Vail Resorts, Inc. 6.75% 2/15/14		225,000	222,469
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		230,000	154,675
9% 1/15/12		30,000	30,450
			3,950,648
Household Durables - 0.6%
Goodman Global Holdings, Inc. 7.4913% 6/15/12 (j)		290,000	295,075
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		40,000	38,352
6.25% 1/15/15		60,000	55,008
7.75% 5/15/13		100,000	98,500
Kimball Hill, Inc. 10.5% 12/15/12 (g)		110,000	104,500
Meritage Homes Corp. 6.25% 3/15/15		90,000	79,650
Standard Pacific Corp.:
7.75% 3/15/13		20,000	19,400
9.25% 4/15/12		90,000	92,475
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Technical Olympic USA, Inc.:
7.5% 1/15/15		$ 235,000	$ 205,038
10.375% 7/1/12		55,000	55,413
			1,043,411
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		40,000	40,400
Media - 4.1%
AMC Entertainment, Inc. 11% 2/1/16 (g)		120,000	124,200
Cablevision Systems Corp. 8% 4/15/12		125,000	121,563
CanWest Media, Inc. 8% 9/15/12		40,000	40,200
CCH I Holdings LLC/CCH I Capital Corp. 0% 5/15/14 (e)		80,000	41,200
CCH I LLC / CCH I Capital Corp. 11% 10/1/15		305,000	253,913
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10		130,000	128,375
10.25% 9/15/10 (g)		180,000	176,400
CSC Holdings, Inc.:
7.625% 4/1/11		40,000	40,100
7.625% 7/15/18		1,050,000	1,038,188
7.875% 2/15/18		880,000	880,000
EchoStar DBS Corp.:
6.375% 10/1/11		45,000	43,875
6.625% 10/1/14		790,000	766,300
Globo Comunicacoes e Participacoes SA:
(Reg. S):
7.375% 10/20/11 (f)		454,870	452,595
10.25% 10/20/11 (f)		23,947	23,947
10.25% 10/20/11 (f)(g)		11,973	11,973
Haights Cross Communications, Inc. 0% 8/15/11 (e)		20,000	10,200
Houghton Mifflin Co.:
0% 10/15/13 (e)		390,000	333,450
8.25% 2/1/11		20,000	20,775
9.875% 2/1/13		395,000	430,056
iesy Repository GmbH 10.375% 2/15/15 (g)		130,000	129,350
Innova S. de R.L. 9.375% 9/19/13		618,000	692,160
Liberty Media Corp.:
5.7% 5/15/13		300,000	280,500
8.5% 7/15/29		300,000	294,808
PanAmSat Corp. 9% 8/15/14		165,000	174,488

		Principal Amount (d)	Value
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		$ 110,000	$ 117,150
10.375% 9/1/14 (g)		420,000	470,400
Vertis, Inc.:
10.875% 6/15/09		235,000	232,063
13.5% 12/7/09 (g)		90,000	72,450
Videotron Ltee 6.875% 1/15/14		125,000	125,625
			7,526,304
Multiline Retail - 0.3%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	50,000	61,224
Neiman Marcus Group, Inc.:
9% 10/15/15 (g)		170,000	180,625
10.375% 10/15/15 (g)		205,000	217,813
			459,662
Textiles, Apparel & Luxury Goods - 0.4%
AAC Group Holding Corp. 0% 10/1/12 (e)		195,000	152,100
Levi Strauss & Co.:
8.875% 4/1/16 (g)		220,000	220,825
9.75% 1/15/15		290,000	305,950
			678,875
TOTAL CONSUMER DISCRETIONARY			15,480,343
CONSUMER STAPLES - 0.4%
Food Products - 0.3%
Doane Pet Care Co.:
10.625% 11/15/15		90,000	95,400
10.75% 3/1/10		135,000	145,800
Hines Nurseries, Inc. 10.25% 10/1/11		120,000	116,700
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		25,000	25,125
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		30,000	28,500
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		130,000	105,300
Swift & Co. 12.5% 1/1/10		57,000	57,285
			574,110
Household Products - 0.1%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	79,125
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	40,900
TOTAL CONSUMER STAPLES			694,135
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - 3.2%
Energy Equipment & Services - 0.5%
CHC Helicopter Corp. 7.375% 5/1/14		$ 240,000	$ 244,800
Hanover Compressor Co.:
7.5% 4/15/13		40,000	40,050
9% 6/1/14		125,000	133,750
Ocean Rig Norway AS 8.375% 7/1/13 (g)		60,000	63,750
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		305,000	357,838
Seabulk International, Inc. 9.5% 8/15/13		135,000	149,850
			990,038
Oil, Gas & Consumable Fuels - 2.7%
ANR Pipeline, Inc.:
7.375% 2/15/24		115,000	117,875
8.875% 3/15/10		110,000	116,600
Atlas Pipeline Partners LP / Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (g)		70,000	72,975
Chaparral Energy, Inc. 8.5% 12/1/15 (g)		130,000	135,200
Chesapeake Energy Corp.:
6.5% 8/15/17		190,000	187,863
6.5% 8/15/17 (g)		190,000	187,863
7.5% 9/15/13		40,000	41,900
7.5% 6/15/14		35,000	36,663
Drummond Co., Inc. 7.375% 2/15/16 (g)		140,000	138,600
Energy Partners Ltd. 8.75% 8/1/10		155,000	161,200
EXCO Resources, Inc. 7.25% 1/15/11		10,000	9,975
Harvest Operations Corp. 7.875% 10/15/11		50,000	49,250
InterNorth, Inc. 9.625% 3/15/06 (c)		100,000	41,000
Massey Energy Co. 6.875% 12/15/13 (g)		220,000	215,875
Pan American Energy LLC 7.125% 10/27/09 (g)		115,000	115,575
Pemex Project Funding Master Trust:
7.75% 9/28/49		640,000	653,440
8.625% 2/1/22		260,000	306,800
Petrobras Energia SA 9.375% 10/30/13		120,000	131,400
Petrozuata Finance, Inc. 8.22% 4/1/17 (g)		100,000	98,500
Plains Exploration & Production Co. 8.75% 7/1/12		90,000	95,175
Pogo Producing Co. 6.875% 10/1/17		210,000	207,900

		Principal Amount (d)	Value
Range Resources Corp. 7.375% 7/15/13		$ 100,000	$ 104,000
Ship Finance International Ltd. 8.5% 12/15/13		145,000	136,300
Targa Resources, Inc. / Targa Resources Finance Corp. 8.5% 11/1/13 (g)		70,000	72,975
Teekay Shipping Corp. 8.875% 7/15/11		220,000	242,000
Venoco, Inc. 8.75% 12/15/11		70,000	70,525
Williams Companies, Inc.:
6.375% 10/1/10 (g)		210,000	207,900
7.625% 7/15/19		335,000	351,053
7.75% 6/15/31		115,000	121,043
7.875% 9/1/21		20,000	21,675
8.75% 3/15/32		180,000	205,772
YPF SA 10% 11/2/28		160,000	189,200
			4,844,072
TOTAL ENERGY			5,834,110
FINANCIALS - 3.2%
Capital Markets - 0.0%
E*TRADE Financial Corp. 7.375% 9/15/13		70,000	71,750
Commercial Banks - 0.6%
BIE Bank & Trust Ltd. 16.8% 3/13/07	BRL	100,000	47,412
Dresdner Bank AG 10.375% 8/17/09 (g)		300,000	327,375
European Investment Bank 4% 10/15/37	EUR	100,000	116,934
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		200,000	202,000
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		400,000	429,500
			1,123,221
Consumer Finance - 1.3%
Ford Motor Credit Co. 6.625% 6/16/08		375,000	354,933
General Motors Acceptance Corp.:
6.75% 12/1/14		505,000	450,713
6.875% 9/15/11		295,000	272,875
6.875% 8/28/12		360,000	332,104
8% 11/1/31		1,000,000	935,000
			2,345,625
Diversified Financial Services - 0.4%
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	550,000	477,464
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		$ 238,000	$ 255,255
MUFG Capital Finance 2 Ltd. 4.85% (j)	EUR	50,000	59,948
			792,667
Insurance - 0.1%
Eureko BV 5.125% 6/29/49 (j)	EUR	100,000	122,796
Real Estate - 0.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		170,000	167,875
8.125% 6/1/12		190,000	195,225
BF Saul REIT 7.5% 3/1/14		95,000	96,425
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		50,000	52,500
Senior Housing Properties Trust 8.625% 1/15/12		280,000	306,600
			818,625
Thrifts & Mortgage Finance - 0.3%
Residential Capital Corp.:
6.375% 6/30/10		360,000	362,671
6.875% 6/30/15		205,000	213,715
			576,386
TOTAL FINANCIALS			5,851,070
HEALTH CARE - 0.9%
Biotechnology - 0.1%
Polypore, Inc. 8.75% 5/15/12		130,000	123,175
Health Care Equipment & Supplies - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	72,625
Health Care Providers & Services - 0.7%
AmeriPath, Inc. 10.5% 4/1/13		150,000	159,000
CRC Health Group, Inc. 10.75% 2/1/16 (g)		90,000	92,475
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	133,438
HCA, Inc.:
5.75% 3/15/14		255,000	238,106
7.875% 2/1/11		100,000	105,841
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	90,225
Rural/Metro Corp. 9.875% 3/15/15		100,000	108,000
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)		120,000	125,100

		Principal Amount (d)	Value
Team Finance LLC / Health Finance Corp. 11.25% 12/1/13 (g)		$ 150,000	$ 153,000
U.S. Oncology, Inc. 9% 8/15/12		150,000	158,250
			1,363,435
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		65,000	61,750
Leiner Health Products, Inc. 11% 6/1/12		90,000	88,200
VWR International, Inc. 6.875% 4/15/12		30,000	29,513
			179,463
TOTAL HEALTH CARE			1,738,698
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.1%
Hexcel Corp. 6.75% 2/1/15		100,000	99,000
Orbimage Holdings, Inc. 14.2% 7/1/12 (g)(j)		100,000	108,500
			207,500
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		164,607	151,439
7.379% 11/23/17		6,316	5,685
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18		20,539	19,307
9.798% 4/1/21		137,395	142,204
Delta Air Lines, Inc.:
7.9% 12/15/09 (c)		560,000	149,128
8.3% 12/15/29 (c)		345,000	92,736
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10		30,000	30,000
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		16,400	16,154
7.248% 7/2/14		10,671	1,387
7.95% 9/1/16		51,773	51,255
			659,295
Building Products - 0.1%
ACIH, Inc. 0% 12/15/12 (e)(g)		20,000	15,600
Maax Holdings, Inc. 0% 12/15/12 (e)		205,000	71,750
NTK Holdings, Inc. 0% 3/1/14 (e)		185,000	135,050
			222,400
Commercial Services & Supplies - 0.3%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	9,775
Allied Security Escrow Corp. 11.375% 7/15/11		100,000	95,000
Browning-Ferris Industries, Inc. 9.25% 5/1/21		100,000	103,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
FTI Consulting, Inc. 7.625% 6/15/13		$ 50,000	$ 51,750
Mac-Gray Corp. 7.625% 8/15/15		40,000	41,000
R.H. Donnelley Finance Corp. I 10.875% 12/15/12		75,000	84,000
Williams Scotsman, Inc. 8.5% 10/1/15		140,000	142,975
			527,500
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		50,000	52,250
Electrical Equipment - 0.2%
General Cable Corp. 9.5% 11/15/10		125,000	133,125
Polypore, Inc. 0% 10/1/12 (e)		300,000	189,000
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	58,350
			380,475
Machinery - 0.0%
Chart Industries, Inc. 9.125% 10/15/15 (g)		60,000	61,800
Invensys PLC 9.875% 3/15/11 (g)		20,000	21,200
			83,000
Marine - 0.2%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15		26,000	28,698
H-Lines Finance Holding Corp. 0% 4/1/13 (e)		71,000	58,930
OMI Corp. 7.625% 12/1/13		190,000	194,750
Ultrapetrol Bahamas Ltd. 9% 11/24/14		80,000	76,000
			358,378
Road & Rail - 0.7%
Hertz Corp. 8.875% 1/1/14 (g)		190,000	197,600
Kansas City Southern Railway Co.:
7.5% 6/15/09		340,000	345,100
9.5% 10/1/08		45,000	48,263
TFM SA de CV:
9.375% 5/1/12		300,000	330,000
yankee 10.25% 6/15/07		250,000	261,250
			1,182,213
Trading Companies & Distributors - 0.3%
Ahern Rentals, Inc. 9.25% 8/15/13		40,000	41,600

		Principal Amount (d)	Value
Ashtead Holdings PLC 8.625% 8/1/15 (g)		$ 75,000	$ 77,438
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (g)		315,000	343,350
			462,388
TOTAL INDUSTRIALS			4,135,399
INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.5%
L-3 Communications Corp. 6.375% 10/15/15		190,000	187,150
Lucent Technologies, Inc.:
6.45% 3/15/29		620,000	561,100
6.5% 1/15/28		155,000	137,950
			886,200
Electronic Equipment & Instruments - 0.4%
Altra Industrial Motion, Inc. 9% 12/1/11		50,000	50,000
Celestica, Inc. 7.875% 7/1/11		505,000	516,363
Sanmina-SCI Corp. 8.125% 3/1/16		180,000	181,350
			747,713
IT Services - 0.8%
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	452,400
7.75% 1/15/15		180,000	181,350
8.625% 4/1/13		185,000	191,938
SunGard Data Systems, Inc.:
9.125% 8/15/13 (g)		260,000	274,300
9.4306% 8/15/13 (g)(j)		140,000	147,350
10.25% 8/15/15 (g)		175,000	183,750
			1,431,088
Office Electronics - 0.8%
Xerox Capital Trust I 8% 2/1/27		480,000	496,800
Xerox Corp.:
6.875% 8/15/11		210,000	215,250
7.125% 6/15/10		225,000	232,875
7.2% 4/1/16		180,000	189,900
7.625% 6/15/13		300,000	315,750
			1,450,575
Semiconductors & Semiconductor Equipment - 0.4%
Avago Technologies Finance Ltd.:
10.32% 6/1/13 (g)(j)		220,000	229,900
11.875% 12/1/15 (g)		140,000	152,250
Freescale Semiconductor, Inc. 7.125% 7/15/14		215,000	223,063
New ASAT Finance Ltd. 9.25% 2/1/11		105,000	89,250
Viasystems, Inc. 10.5% 1/15/11		140,000	139,300
			833,763
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
SERENA Software, Inc. 10.375% 3/15/16 (g)		$ 50,000	$ 52,500
TOTAL INFORMATION TECHNOLOGY			5,401,839
MATERIALS - 3.3%
Chemicals - 1.1%
America Rock Salt Co. LLC 9.5% 3/15/14		225,000	227,250
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		348,000	383,670
Braskem SA:
(Reg. S) 11.75% 1/22/14		60,000	73,350
11.75% 1/22/14 (g)		45,000	55,013
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)		58,000	45,820
Series B, 0% 10/1/14 (e)		569,000	443,820
Huntsman LLC 11.625% 10/15/10		182,000	207,480
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		365,000	312,075
Lyondell Chemical Co. 11.125% 7/15/12		50,000	54,875
Phibro Animal Health Corp. 13% 12/1/07 unit		174,000	179,220
			1,982,573
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13		40,000	41,300
Containers & Packaging - 0.6%
AEP Industries, Inc. 7.875% 3/15/13		40,000	40,200
BWAY Corp. 10% 10/15/10		90,000	94,950
Constar International, Inc. 11% 12/1/12		135,000	105,300
Crown Cork & Seal, Inc.:
7.5% 12/15/96		160,000	128,800
8% 4/15/23		235,000	226,188
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		105,000	102,638
8.25% 5/15/13		195,000	203,775
8.75% 11/15/12		55,000	58,713
8.875% 2/15/09		40,000	41,600
Tekni-Plex, Inc. 10.875% 8/15/12 (g)		60,000	66,300
			1,068,464
Metals & Mining - 1.2%
AK Steel Corp. 7.75% 6/15/12		185,000	185,925

		Principal Amount (d)	Value
Compass Minerals International, Inc. 0% 6/1/13 (e)		$ 360,000	$ 324,000
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		145,000	163,850
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49		189,000	196,796
Edgen Acquisition Corp. 9.875% 2/1/11		60,000	59,850
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14		370,000	371,850
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		70,000	77,000
Gerdau SA 8.875% (g)		125,000	130,313
International Steel Group, Inc. 6.5% 4/15/14		275,000	273,309
Ispat Inland ULC 9.75% 4/1/14		20,000	22,600
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		290,000	292,900
RathGibson, Inc. 11.25% 2/15/14 (g)		130,000	135,200
			2,233,593
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.:
7.375% 12/1/25		307,000	294,336
8% 1/15/24		90,000	91,238
8.875% 5/15/31		50,000	53,500
Millar Western Forest Products Ltd. 7.75% 11/15/13		95,000	73,150
NewPage Corp.:
10.93% 5/1/12 (j)		90,000	95,850
12% 5/1/13		100,000	104,250
			712,324
TOTAL MATERIALS			6,038,254
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 3.1%
Citizens Communications Co. 9% 8/15/31		215,000	230,050
Empresa Brasileira de Telecomm SA 11% 12/15/08		123,000	136,223
Eschelon Operating Co.:
8.375% 3/15/10		62,000	58,900
8.375% 3/15/10		70,000	66,500
Level 3 Financing, Inc.:
11.4238% 3/15/11 (g)(j)		150,000	152,625
12.25% 3/15/13 (g)		170,000	175,950
Mobifon Holdings BV 12.5% 7/31/10		280,000	317,800
New Skies Satellites BV:
9.125% 11/1/12		155,000	166,238
9.5725% 11/1/11 (j)		40,000	40,800
NTL Cable PLC 8.75% 4/15/14		245,000	250,513
PanAmSat Holding Corp. 0% 11/1/14 (e)		295,000	211,663
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp.:
7.875% 9/1/11		$ 320,000	$ 341,600
8.16% 6/15/13 (j)		350,000	381,500
8.875% 3/15/12		1,440,000	1,609,200
Telecom Egypt SAE:
10.7% 2/4/10 (j)	EGP	196,300	35,588
10.95% 2/4/10	EGP	196,300	35,930
Telefonica de Argentina SA 9.125% 11/7/10		310,000	323,950
Telefonica del Peru SA 8% 4/11/16 (g)	PEN	330,000	95,565
Telenet Group Holding NV 0% 6/15/14 (e)(g)		363,000	303,105
U.S. West Communications:
6.875% 9/15/33		470,000	452,375
7.2% 11/10/26		30,000	30,675
7.25% 9/15/25		35,000	36,400
7.25% 10/15/35		90,000	90,450
7.5% 6/15/23		25,000	25,625
8.875% 6/1/31		5,000	5,256
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		180,000	193,950
			5,768,431
Wireless Telecommunication Services - 3.5%
American Tower Corp. 7.125% 10/15/12		685,000	712,400
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		440,000	481,800
Centennial Communications Corp. 10.25% 1/1/13 (j)		155,000	160,038
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		80,000	81,800
Digicel Ltd. 9.25% 9/1/12 (g)		300,000	321,000
Inmarsat Finance II PLC 0% 11/15/12 (e)		840,000	711,900
Inmarsat Finance PLC 7.625% 6/30/12		26,000	26,650
Intelsat Ltd.:
6.5% 11/1/13		360,000	269,100
7.625% 4/15/12		610,000	503,250
Intelsat Subsidiary Holding Co. Ltd. 9.6094% 1/15/12 (j)		200,000	203,250

		Principal Amount (d)	Value
Millicom International Cellular SA 10% 12/1/13		$ 325,000	$ 359,938
Mobile Telesystems Finance SA:
8% 1/28/12 (g)		544,000	553,520
8.375% 10/14/10 (g)		430,000	445,050
Nextel Communications, Inc.:
5.95% 3/15/14		20,000	19,875
6.875% 10/31/13		120,000	124,200
7.375% 8/1/15		870,000	909,376
Rogers Communications, Inc. 8.035% 12/15/10 (j)		80,000	82,300
Telecom Personal SA 9.25% 12/22/10 (g)		195,000	200,850
UbiquiTel Operating Co. 9.875% 3/1/11		80,000	88,600
Vodafone Group PLC 5.9% 11/26/32	GBP	50,000	91,765
			6,346,662
TOTAL TELECOMMUNICATION SERVICES			12,115,093
UTILITIES - 1.8%
Electric Utilities - 0.3%
AES Gener SA 7.5% 3/25/14		200,000	205,000
Chivor SA E.S.P. 9.75% 12/30/14 (g)		200,000	224,000
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		120,000	123,600
			552,600
Gas Utilities - 1.2%
Colorado Interstate Gas Co. 6.8% 11/15/15 (g)		260,000	264,550
Dynegy Holdings, Inc. 8.375% 5/1/16 (g)(h)		110,000	110,000
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	195,700
8% 3/1/32		410,000	453,050
8.875% 3/15/10		230,000	243,800
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	19,772
7.5% 4/1/17		445,000	474,192
7.625% 4/1/37		50,000	52,288
8.375% 6/15/32		40,000	45,800
Transportadora de Gas del Sur SA (Reg. S) 6.5% 12/15/10 (f)		299,948	294,698
			2,153,850
Independent Power Producers & Energy Traders - 0.1%
Enron Corp. 7.625% 9/10/04 (c)		400,000	168,000
Tenaska Alabama Partners LP 7% 6/30/21 (g)		98,526	99,265
			267,265
Multi-Utilities - 0.2%
Aquila, Inc. 14.875% 7/1/12		120,000	162,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
TECO Energy, Inc. 6.75% 5/1/15		$ 60,000	$ 61,800
Utilicorp United, Inc. 9.95% 2/1/11 (j)		55,000	61,188
			285,588
TOTAL UTILITIES			3,259,303
TOTAL NONCONVERTIBLE BONDS			60,548,244
TOTAL CORPORATE BONDS (Cost $60,076,446)			60,866,535
U.S. Government and Government Agency Obligations - 24.7%

U.S. Government Agency Obligations - 11.3%
Fannie Mae:
3.25% 1/15/08		130,000	125,993
3.25% 2/15/09		4,956,000	4,712,452
4.25% 5/15/09		1,000,000	975,533
4.625% 1/15/08		736,000	730,225
4.75% 12/15/10		8,081,000	7,943,245
4.875% 4/15/09		500,000	496,572
6% 5/15/11		630,000	653,134
6.375% 6/15/09		320,000	331,566
Freddie Mac:
3.55% 11/15/07		1,767,000	1,724,341
4% 8/17/07		58,000	57,149
4.125% 4/2/07		480,000	475,322
4.125% 10/18/10 (h)		2,500,000	2,397,248
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			20,622,780
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25		368,113	370,314
3.625% 4/15/28		463,330	569,945
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		950,969	923,649
2% 1/15/14		1,716,704	1,675,824
2% 7/15/14		420,700	410,316
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			3,950,048

		Principal Amount (d)	Value
U.S. Treasury Obligations - 11.3%
U.S. Treasury Bonds 6.125% 8/15/29		$ 2,971,000	$ 3,406,204
U.S. Treasury Notes:
3.375% 9/15/09		4,400,000	4,199,250
3.75% 5/15/08		4,601,000	4,502,152
4% 8/31/07		55,000	54,358
4.25% 11/15/13		3,438,000	3,302,092
4.25% 8/15/14		1,650,000	1,579,294
4.25% 11/15/14		700,000	669,047
4.5% 11/15/15		2,400,000	2,328,938
4.75% 5/15/14		599,000	593,759
TOTAL U.S. TREASURY OBLIGATIONS			20,635,094
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $45,990,922)			45,207,922
U.S. Government Agency - Mortgage Securities - 3.0%

Fannie Mae - 2.8%
4% 10/1/20		14,754	13,789
4.5% 4/1/21 (i)		695,077	664,342
4.615% 7/1/34 (j)		268,720	267,285
4.761% 11/1/33 (h)(j)		213,802	212,111
4.895% 11/1/35 (j)		142,703	141,921
5% 9/1/35 to 11/1/35 (i)		1,976,747	1,881,823
5.039% 5/1/35 (j)		176,407	174,750
5.5% 11/1/17 to 4/1/20		1,776,784	1,767,456
TOTAL FANNIE MAE			5,123,477
Freddie Mac - 0.2%
4.704% 9/1/35 (j)		277,475	274,087
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,523,550)			5,397,564
Asset-Backed Securities - 0.0%

Arran Master Trust Series 2005-B Class A3, 5% 12/15/12 (j) (Cost $86,768)	GBP	50,000	86,797
Collateralized Mortgage Obligations - 1.0%
		Principal Amount (d)	Value
U.S. Government Agency - 1.0%
Fannie Mae planned amortization class Series 2003-24 CLass PB, 4.5% 12/25/12		$ 132,684	$ 131,535
Fannie Mae guaranteed REMIC pass thru certificates floater Series 2005-45 Class XA, 5.1581% 6/25/35 (j)		823,324	821,440
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 3013 Class AF, 4.9988% 5/15/35 (j)		945,498	942,034
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,899,422)			1,895,009
Foreign Government and Government Agency Obligations - 23.2%

Arab Republic 8.0203% to 9.7504% 5/2/06 to 2/27/07	EGP	1,066,000	178,270
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		288,592	283,830
par 1.33% 12/31/38 (j)		440,000	167,200
3% 4/30/13 (j)		390,000	331,959
4.889% 8/3/12 (j)		507,500	471,009
Brazilian Federative Republic:
Brady debt conversion bond 5.25% 4/15/12 (j)		416,772	416,772
FLIRB L 5.1875% 4/15/09 (Reg.) (j)		80,770	80,366
6% 9/15/13		250,000	247,125
8% 1/15/18		230,000	249,205
8.75% 2/4/25		230,000	263,350
10.5% 7/14/14		240,000	299,400
11% 8/17/40		840,000	1,077,720
12.25% 3/6/30		390,000	595,725
12.5% 1/5/16	BRL	250,000	116,682
12.75% 1/15/20		175,000	259,875
Canadian Government:
3% 6/1/06	CAD	300,000	256,556
5.25% 6/1/12	CAD	2,850,000	2,576,642
5.5% 6/1/09	CAD	720,000	642,056
Central Bank of Nigeria:
Brady 6.25% 11/15/20		250,000	248,750
promissory note 5.092% 1/5/10		112,693	107,743
City of Kiev 8.75% 8/8/08		200,000	207,250
Dominican Republic:
Brady 5.7925% 8/30/09 (j)		90,408	89,729
5.3925% 8/30/24 (j)		500,000	471,250
9.5% 9/27/11 (Reg. S)		230,561	247,853

		Principal Amount (d)	Value
Ecuador Republic:
9% 8/15/30 (Reg. S) (f)		$ 270,000	$ 272,025
9.375% 12/15/15 (g)		245,000	258,475
euro par 5% 2/28/25		46,000	34,040
French Government:
3% 1/12/11	EUR	1,200,000	1,418,973
4% 4/25/55	EUR	100,000	121,296
4.75% 4/25/35	EUR	100,000	135,534
German Federal Republic:
3.5% 1/4/16	EUR	3,300,000	3,904,804
4.25% 1/4/14	EUR	1,400,000	1,754,129
5% 7/4/12	EUR	1,300,000	1,689,482
Hellenic Republic 3.25% 6/21/07	EUR	1,500,000	1,817,625
Indonesian Republic:
6.75% 3/10/14 (Reg. S)		190,000	189,050
7.25% 4/20/15 (g)		105,000	107,363
7.25% 4/20/15		120,000	122,700
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		100,000	99,500
Japan Government:
Inflation-Indexed 0.5% 6/10/15	JPY	50,200,000	403,542
0.2% 7/20/06	JPY	75,000,000	637,482
0.5% 12/20/06	JPY	72,000,000	613,249
0.82% 11/20/20 (j)	JPY	50,000,000	405,513
1.5% 3/20/14	JPY	150,000,000	1,258,157
2.4% 12/20/34	JPY	70,000,000	613,959
Lebanese Republic:
7.83% 11/30/09 (g)(j)		95,000	99,750
7.83% 11/30/09 (j)		165,000	173,250
Pakistan International Sukuk Co. Ltd. 6.95% 1/27/10 (j)		100,000	101,500
Panamanian Republic Brady discount 0% 7/17/26 (j)		49,000	47,775
Peruvian Republic:
5.875% 3/7/27 (j)		40,000	38,000
7.35% 7/21/25		200,000	196,500
9.875% 2/6/15		125,000	147,500
euro Brady past due interest 5% 3/7/17 (j)		169,850	161,358
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		325,000	324,188
5.3925% 12/1/09 (j)		41,600	41,080
8.25% 1/15/14		120,000	129,900
8.375% 2/15/11		315,000	341,775
8.875% 3/17/15		290,000	327,352
9% 2/15/13		350,000	394,188
9.875% 1/15/19		235,000	282,588
10.625% 3/16/25		195,000	252,769
Republic of Iraq 5.8% 1/15/28 (g)		250,000	169,700
Republic of Serbia 3.75% 11/1/24 (f)(g)		50,000	45,150
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Russian Federation:
5% 3/31/30 (Reg. S) (f)		$ 1,440,000	$ 1,576,800
11% 7/24/18 (Reg. S)		185,000	264,550
12.75% 6/24/28 (Reg. S)		240,000	427,800
euro 10% 6/26/07		470,000	494,088
State of Qatar 9.75% 6/15/30 (Reg. S)		170,000	250,325
Turkish Republic:
11.75% 6/15/10		305,000	366,763
11.875% 1/15/30		495,000	764,156
13.1525% to 20.5644% 7/5/06 to 6/27/07	TRY	775,000	523,152
Ukraine Government 8.235% 8/5/09 (j)		500,000	534,375
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/11	GBP	450,000	774,682
4.25% 3/7/36	GBP	330,000	588,451
4.75% 9/7/15	GBP	490,000	874,186
5% 3/7/08	GBP	260,000	456,176
5% 9/7/14	GBP	331,000	597,997
8% 6/7/21	GBP	265,000	643,792
United Mexican States:
5.625% 1/15/17		126,000	122,031
7.37% to 7.39% 6/8/06	MXN	1,330,000	120,650
7.5% 4/8/33		355,000	397,245
8.3% 8/15/31		475,000	574,750
11.5% 5/15/26		210,000	325,500
Uruguay Republic:
7.25% 2/15/11		50,000	52,000
9.25% 5/17/17		100,000	116,250
Venezuelan Republic:
5.375% 8/7/10		175,000	169,488
5.6138% 4/20/11 (j)		260,000	261,170
7.65% 4/21/25		150,000	162,000
9.25% 9/15/27		340,000	431,800
10.75% 9/19/13		245,000	305,515
13.625% 8/15/18		211,000	324,413
euro Brady:
par W-A 6.75% 3/31/20		500,000	500,000
par W-B 6.75% 3/31/20		250,000	250,000
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (f)		150,000	126,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $41,362,888)			42,394,393
Common Stocks - 0.3%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Intermet Corp. (a)(l)	6,099	$ 69,956
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit	13,000	212,160
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit	10,000	129,000
Media - 0.1%
NTL, Inc. (a)	6,233	181,443
TOTAL COMMON STOCKS (Cost $474,220)		592,559
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	300	9,069
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	68	74,800
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00%	30	29,250
TOTAL CONSUMER DISCRETIONARY		104,050
TOTAL PREFERRED STOCKS (Cost $104,731)		113,119
Floating Rate Loans - 2.8%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.2%
Goodyear Tire & Rubber Co.:
Tranche 2, term loan 7.06% 4/30/10 (j)		$ 105,000	106,575
Tranche 3, term loan 7.81% 3/1/11 (j)		190,000	192,850
			299,425
Automobiles - 0.1%
AM General LLC:
Tranche B1, term loan 9.224% 11/1/11 (j)		87,500	89,688
Tranche C2, term loan 13.3419% 5/2/12 (j)		50,000	52,375
			142,063
Floating Rate Loans - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.0%
Coinmach Corp. Tranche B1, term loan 7.2859% 12/19/12 (j)		$ 19,980	$ 20,280
Hotels, Restaurants & Leisure - 0.0%
Dunkin Brands Acquisition, Inc. term loan 7.3256% 3/1/13 (j)		30,000	30,038
Media - 0.3%
Charter Communications Operating LLC Tranche B, term loan 7.92% 4/7/11 (j)		203,962	205,747
CSC Holdings, Inc. Tranche B, term loan 6.6643% 3/31/13 (j)		310,000	312,713
UPC Broadband Holding BV Tranche H2, term loan 7.28% 9/30/12 (j)		50,000	50,313
			568,773
Multiline Retail - 0.1%
Neiman Marcus Group, Inc. term loan 7.34% 4/6/13 (j)		113,924	115,063
Specialty Retail - 0.1%
Toys 'R' US, Inc. term loan 7.63% 12/9/08 (j)		290,000	290,000
TOTAL CONSUMER DISCRETIONARY			1,465,642
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.3% 7/8/11 (j)		12,000	12,120
Tranche 2, term loan 11.75% 7/8/13 (j)		110,000	113,575
Tranche B1, term loan 7.5034% 7/8/12 (j)		17,910	18,089
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 7.1044% 10/31/12 (j)		29,032	29,177
term loan:
6.83% 10/31/07 (j)		80,000	80,400
7.0908% 10/31/12 (j)		120,363	120,965
			374,326
FINANCIALS - 0.1%
Real Estate - 0.1%
Capital Automotive (REIT) Tranche B, term loan 6.34% 12/16/10 (j)		180,000	181,800
Newkirk Master LP Tranche B, term loan 6.4134% 8/11/08 (j)		15,475	15,610
			197,410

		Principal Amount (d)	Value
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
HealthSouth Corp. term loan 8.15% 3/10/13 (j)		$ 330,000	$ 332,475
INDUSTRIALS - 0.3%
Airlines - 0.2%
Delta Air Lines, Inc.:
Tranche B, term loan 11.01% 3/16/08 (j)		20,000	20,550
Tranche C, term loan 13.51% 3/16/08 (j)		205,000	210,125
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (j)		166,250	168,536
Tranche DD, term loan 8.625% 2/1/12 (j)		23,750	24,077
			423,288
Building Products - 0.0%
Mueller Group, Inc. term loan 7.0466% 10/3/12 (j)		19,900	20,174
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
term loan 6.7957% 1/15/12 (j)		74,168	74,168
Tranche A, Credit-Linked Deposit 6.5756% 1/15/12 (j)		28,796	28,796
			102,964
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 6.4117% 10/3/12 (j)		15,338	15,510
Machinery - 0.0%
Chart Industries, Inc. Tranche B, term loan 6.625% 10/17/12 (j)		18,889	19,172
Road & Rail - 0.0%
Hertz Corp.:
Credit-Linked Deposit 7.18% 12/21/12 (j)		7,778	7,856
Tranche B, term loan 6.8935% 12/21/12 (j)		52,974	53,504
Tranche DD, term loan 0% 12/21/12 (m)		9,116	9,150
			70,510
TOTAL INDUSTRIALS			651,618
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.3%
SunGard Data Systems, Inc. Tranche B, term loan 7.215% 2/10/13 (j)		526,025	535,230
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies Finance Ltd. Tranche B1, term loan 7.13% 12/5/12 (j)		3,083	3,091
Floating Rate Loans - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Infor Global Solutions AG:
Tranche 1, term loan 7.5032% 4/18/11 (j)		$ 120,000	$ 119,850
Tranche 2, term loan 11.74% 4/18/12 (j)		70,000	70,350
			190,200
TOTAL INFORMATION TECHNOLOGY			728,521
MATERIALS - 0.5%
Chemicals - 0.0%
INEOS US Finance:
Tranche B, term loan 7.3392% 1/31/13 (j)		20,000	20,275
Tranche C, term loan 7.8392% 1/31/14 (j)		20,000	20,275
Solutia, Inc. Tranche B, term loan 8.78% 3/31/07 (j)		20,000	20,175
			60,725
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
Tranche 2, term loan 7.826% 12/23/13 (j)		310,000	316,200
Tranche B, term loan 6.8847% 12/23/12 (j)		568,575	572,839
			889,039
TOTAL MATERIALS			949,764
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Wind Telecomunicazioni Spa:
Tranche 2, term loan 11.2819% 3/21/15 (j)		140,000	146,300
Tranche B, term loan 7.7819% 9/21/13 (j)		70,000	70,700
Tranche C, term loan 8.2819% 9/21/14 (j)		70,000	70,700
			287,700
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
Credit-Linked Deposit 6.9794% 2/1/13 (j)		35,276	35,673
term loan 6.82% 2/1/13 (j)		154,724	156,658
			192,331
TOTAL FLOATING RATE LOANS (Cost $5,116,511)			5,179,787
Sovereign Loan Participations - 0.1%
		Principal Amount (d)	Value
Indonesian Republic loan participation:
- Citibank 5.875% 3/28/13 (j)		$ 45,227	$ 44,210
- Credit Suisse First Boston 5.875% 3/28/13 (j)		179,856	175,809
- Deutsche Bank 0.9986% 3/28/13 (j)	JPY	2,523,904	20,583
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $223,878)			240,602
Fixed-Income Funds - 2.4%
	Shares
Fidelity Floating Rate Central Investment Portfolio (k) (Cost $4,287,763)	42,766	4,312,951
Money Market Funds - 9.4%

Fidelity Cash Central Fund, 4.77% (b) (Cost $17,108,341)	17,108,341	17,108,341
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $182,255,440)	183,395,579
NET OTHER ASSETS - (0.3)%	(491,972)
NET ASSETS - 100%	$ 182,903,607
Security Type Abbreviation
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,999,407 or 6.0% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $69,956 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Intermet Corp.	11/9/05	$ 115,372

(m) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $9,116 and $9,150 respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 127,743
Fidelity Floating Rate Central Investment Portfolio	90,804
Total	$ 218,547

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 8,278,993	$ -	$ 4,001,195	$ 4,312,951	0.6%
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $182,081,573. Net unrealized appreciation aggregated $1,314,006, of which $3,718,468 related to appreciated investment securities and $2,404,462 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

March 31, 2006

1.814636.101

VTC-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Commercial & Professional Services - 0.4%
Equifax, Inc.	1,000	$ 37,240
Tele Atlas NV (a)	17,300	394,319
		431,559
COMMUNICATIONS EQUIPMENT - 32.7%
Communications Equipment - 32.7%
ADC Telecommunications, Inc. (a)	14,585	373,230
Adtran, Inc.	2,400	62,832
ADVA AG Optical Networking (a)	28,737	332,551
Alcatel SA sponsored ADR (a)	64,300	990,220
Andrew Corp. (a)	17,600	216,128
AudioCodes Ltd. (a)	89,300	1,234,126
Blue Coat Systems, Inc. (a)	600	13,044
Bookham, Inc. (a)	107,500	1,025,550
Ceragon Networks Ltd. (a)	50,000	240,500
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (d)	25,400	367,792
CIENA Corp. (a)	282,800	1,473,388
CommScope, Inc. (a)	4,000	114,200
Comtech Group, Inc. (a)	104,799	1,047,990
Comverse Technology, Inc. (a)	90,170	2,121,700
Corning, Inc. (a)	93,600	2,518,776
CSR PLC (a)	11,400	237,642
ECI Telecom Ltd. (a)	23,600	267,388
F5 Networks, Inc. (a)	35,313	2,559,839
Finisar Corp. (a)	38,200	189,090
Foxconn International Holdings Ltd. (a)	40,000	75,008
Harris Corp.	4,100	193,889
Ixia (a)	20,800	296,608
Juniper Networks, Inc. (a)	45,296	866,060
Lucent Technologies, Inc. (a)	653,900	1,994,395
Motorola, Inc.	67,830	1,553,985
Nortel Networks Corp. (a)	1,059,100	3,230,393
Orckit Communications Ltd. (a)	4,600	101,108
Powerwave Technologies, Inc. (a)	3,600	48,564
QUALCOMM, Inc.	108,400	5,486,124
Research In Motion Ltd. (a)	23,930	2,031,265
Sandvine Corp. (e)	21,200	41,247
Sonus Networks, Inc. (a)	86,000	471,280
Symmetricom, Inc. (a)	10,600	90,630
Tekelec (a)	53,300	737,139
Tellabs, Inc. (a)	19,100	303,690
Terayon Communication Systems, Inc. (a)	139,300	254,919
		33,162,290
COMPUTERS & PERIPHERALS - 13.7%
Computer Hardware - 10.5%
Apple Computer, Inc. (a)	60,700	3,807,104
Avid Technology, Inc. (a)	4,700	204,262
Concurrent Computer Corp. (a)	104,844	338,646

	Shares	Value
Hewlett-Packard Co.	123,800	$ 4,073,020
NCR Corp. (a)	29,500	1,232,805
Sun Microsystems, Inc. (a)	197,300	1,012,149
		10,667,986
Computer Storage & Peripherals - 3.2%
Brocade Communications Systems, Inc. (a)	500	3,340
EMC Corp. (a)	135,907	1,852,412
Emulex Corp. (a)	100	1,709
Network Appliance, Inc. (a)	27,000	972,810
QLogic Corp. (a)	2,200	42,570
SanDisk Corp. (a)	6,000	345,120
		3,217,961
TOTAL COMPUTERS & PERIPHERALS		13,885,947
ELECTRICAL EQUIPMENT - 1.1%
Electrical Components & Equipment - 1.1%
Energy Conversion Devices, Inc. (a)	6,200	304,916
Evergreen Solar, Inc. (a)(d)	41,603	640,686
Suntech Power Holdings Co. Ltd. sponsored ADR	3,700	136,863
		1,082,465
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.4%
Electronic Equipment & Instruments - 2.9%
Agilent Technologies, Inc. (a)	20,000	751,000
Applied Films Corp. (a)	31,187	605,963
Cognex Corp.	1,400	41,496
Dolby Laboratories, Inc. Class A (a)	4,700	98,230
Nippon Electric Glass Co. Ltd.	15,000	373,359
Orbotech Ltd. (a)	9,500	233,985
Photon Dynamics, Inc. (a)	8,300	155,625
Samsung Electro-Mechanics Co. Ltd.	4,660	176,261
Samsung SDI Co. Ltd.	2,000	162,618
Sunpower Corp. Class A	7,200	274,752
Symbol Technologies, Inc.	5,900	62,422
		2,935,711
Electronic Manufacturing Services - 1.5%
Benchmark Electronics, Inc. (a)	10,000	383,500
Hon Hai Precision Industry Co. Ltd. (Foxconn)	113,450	702,542
International DisplayWorks, Inc. (a)(d)	20,900	136,895
Trimble Navigation Ltd. (a)	1,100	49,555
Xyratex Ltd. (a)	8,000	252,000
		1,524,492
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		4,460,203
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.4%
Directed Electronics, Inc.	17,800	298,150
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Consumer Electronics - continued
ReignCom Ltd.	3,226	$ 41,338
Thomson SA	6,500	128,306
		467,794
Household Appliances - 0.0%
iRobot Corp.	100	2,780
TOTAL HOUSEHOLD DURABLES		470,574
INTERNET & CATALOG RETAIL - 0.2%
Internet Retail - 0.2%
GSI Commerce, Inc. (a)	15,363	261,171
INTERNET SOFTWARE & SERVICES - 12.2%
Internet Software & Services - 12.2%
Akamai Technologies, Inc. (a)	400	13,156
Ariba, Inc. (a)	4,500	44,010
AsiaInfo Holdings, Inc. (a)	9,900	49,500
Baidu.com, Inc. sponsored ADR	100	5,607
eBay, Inc. (a)	71,200	2,781,072
Google, Inc. Class A (sub. vtg.) (a)	17,350	6,766,502
Homestore, Inc. (a)	27,500	180,400
Liquidity Services, Inc.	7,100	86,975
Openwave Systems, Inc. (a)(d)	95,933	2,070,234
Sina Corp. (a)	9,500	265,050
Traffic.com, Inc.	11,345	94,731
		12,357,237
IT SERVICES - 2.8%
Data Processing & Outsourced Services - 2.4%
First Data Corp.	49,100	2,298,862
Hewitt Associates, Inc. Class A (a)	5,500	163,570
		2,462,432
IT Consulting & Other Services - 0.4%
Kanbay International, Inc. (a)	8,400	128,184
Patni Computer Systems Ltd. sponsored ADR	10,800	220,860
		349,044
TOTAL IT SERVICES		2,811,476
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 22.0%
Semiconductor Equipment - 9.1%
ADE Corp. (a)	3,200	97,984
Applied Materials, Inc.	96,700	1,693,217
ASM International NV (Nasdaq) (a)	5,200	104,416
ASML Holding NV (NY Shares) (a)	50,300	1,024,611
ATMI, Inc. (a)	9,800	295,960
Axcelis Technologies, Inc. (a)	15,100	88,486
Credence Systems Corp. (a)	24,800	182,032
Cymer, Inc. (a)	5,700	259,008

	Shares	Value
EMCORE Corp. (a)	28,602	$ 292,312
Entegris, Inc. (a)	9,155	97,409
FormFactor, Inc. (a)	18,800	739,216
ICOS Vision Systems NV (a)	900	45,720
KLA-Tencor Corp.	4,700	227,292
Kulicke & Soffa Industries, Inc. (a)	26,200	249,948
Lam Research Corp. (a)	12,900	554,700
MEMC Electronic Materials, Inc. (a)	53,200	1,964,144
Rudolph Technologies, Inc. (a)	20,900	356,345
Tessera Technologies, Inc. (a)	16,015	513,761
Varian Semiconductor Equipment Associates, Inc. (a)	7,950	223,236
Veeco Instruments, Inc. (a)	9,500	221,825
		9,231,622
Semiconductors - 12.9%
Advanced Analogic Technologies, Inc.	13,650	155,610
Advanced Micro Devices, Inc. (a)	25,200	835,632
AMIS Holdings, Inc. (a)	41,700	377,802
Applied Micro Circuits Corp. (a)	80,200	326,414
ARM Holdings PLC sponsored ADR	19,800	136,422
Atheros Communications, Inc. (a)	13,400	350,946
ATI Technologies, Inc. (a)	39,496	678,570
Broadcom Corp. Class A (a)	30,377	1,311,071
Cambridge Display Technologies, Inc. (a)(d)	17,300	143,936
Conexant Systems, Inc. (a)	220,700	761,415
Cree, Inc. (a)	6,200	203,422
Cypress Semiconductor Corp. (a)	24,000	406,800
Exar Corp. (a)	1,144	16,336
Ikanos Communications, Inc.	9,900	195,129
Intersil Corp. Class A	8,600	248,712
Marvell Technology Group Ltd. (a)	15,300	827,730
Microtune, Inc. (a)	31,400	163,908
Mindspeed Technologies, Inc. (a)(d)	126,300	502,674
Monolithic System Technology, Inc. (a)	3,300	29,238
National Semiconductor Corp.	9,000	250,560
Netlogic Microsystems, Inc. (a)	12,800	527,488
NVIDIA Corp. (a)	4,800	274,848
O2Micro International Ltd. sponsored ADR (a)	46,100	490,043
Pericom Semiconductor Corp. (a)	40,000	394,400
Pixelplus Co. Ltd. sponsored ADR	10,900	124,260
PLX Technology, Inc. (a)	4,600	57,730
Q-Cells AG	100	9,343
Rambus, Inc. (a)	13,600	535,024
Saifun Semiconductors Ltd.	6,400	199,040
Samsung Electronics Co. Ltd.	650	421,470
Semiconductor Manufacturing International Corp. sponsored ADR (a)(d)	11,400	85,500
Silicon Laboratories, Inc. (a)	3,300	181,335
Silicon On Insulator Technologies SA (SOITEC) (a)	39,300	1,336,743
Spansion, Inc.	700	10,360
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Transmeta Corp. (a)	48,200	$ 97,846
Trident Microsystems, Inc. (a)	9,600	278,976
Winbond Electronics Corp. (a)	279,000	81,142
Zoran Corp. (a)	2,618	57,282
		13,085,157
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		22,316,779
SOFTWARE - 8.6%
Application Software - 5.9%
Adobe Systems, Inc.	27,950	976,014
Agile Software Corp. (a)	22,300	170,149
Ansys, Inc. (a)	3,700	200,355
Autodesk, Inc.	6,700	258,084
Citrix Systems, Inc. (a)	14,400	545,760
Cognos, Inc. (a)	5,400	210,069
FileNET Corp. (a)	3,000	81,060
Hyperion Solutions Corp. (a)	9,150	298,290
JDA Software Group, Inc. (a)	9,200	132,848
Kronos, Inc. (a)	2,000	74,780
Mercury Interactive Corp. (a)	5,800	201,840
NAVTEQ Corp. (a)	15,500	785,075
Open Solutions, Inc. (a)	7,600	207,556
Salesforce.com, Inc. (a)	5,800	210,714
Ulticom, Inc. (a)	154,542	1,661,327
		6,013,921
Home Entertainment Software - 0.9%
Activision, Inc. (a)	31,700	437,143
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	2,800	40,180
Take-Two Interactive Software, Inc. (a)	9,700	181,002
THQ, Inc. (a)	9,500	245,955
		904,280
Systems Software - 1.8%
Red Hat, Inc. (a)	25,760	720,765
Symantec Corp. (a)	45,220	761,053
Wind River Systems, Inc. (a)	28,700	357,315
		1,839,133
TOTAL SOFTWARE		8,757,334

	Shares	Value
SPECIALTY RETAIL - 0.2%
Computer & Electronics Retail - 0.2%
Gamestop Corp. Class B (a)	3,900	$ 168,948
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	300	9,096
Crown Castle International Corp. (a)	6,600	187,110
Syniverse Holdings, Inc. (a)	8,000	126,400
Wireless Facilities, Inc. (a)	16,700	67,134
		389,740
TOTAL COMMON STOCKS (Cost $82,426,936)		100,555,723
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 4.77% (b)	390,780	390,780
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	2,614,575	2,614,575
TOTAL MONEY MARKET FUNDS (Cost $3,005,355)		3,005,355
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $85,432,291)	103,561,078
NET OTHER ASSETS - (2.0)%	(2,073,842)
NET ASSETS - 100%	$ 101,487,236
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $41,247 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,921
Fidelity Securities Lending Cash Central Fund	16,116
Total	$ 32,037
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $86,180,220. Net unrealized appreciation aggregated $17,380,858, of which $20,317,076 related to appreciated investment securities and $2,936,218 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Telecommunications & Utilities Growth Portfolio

March 31, 2006

1.814651.101

VUT-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 45.5%
Alternative Carriers - 0.5%
Time Warner Telecom, Inc. Class A (a)	11,200	$ 201,040
Integrated Telecommunication Services - 45.0%
Alaska Communication Systems Group, Inc.	35,500	430,615
AT&T, Inc.	171,487	4,637,008
BellSouth Corp.	126,530	4,384,265
Cbeyond Communications, Inc.	21,800	384,770
Cincinnati Bell, Inc. (a)	39,200	177,184
NTELOS Holding Corp.	1,700	23,817
Qwest Communications International, Inc. (a)	272,470	1,852,796
TELUS Corp. (non-vtg.)	3,900	150,863
Verizon Communications, Inc.	152,477	5,193,367
		17,234,685
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		17,435,725
ELECTRIC UTILITIES - 20.1%
Electric Utilities - 20.1%
Allegheny Energy, Inc. (a)	20,100	680,385
Edison International	15,700	646,526
Entergy Corp.	17,000	1,171,980
Exelon Corp.	32,400	1,713,960
FirstEnergy Corp.	23,920	1,169,688
FPL Group, Inc.	22,700	911,178
Northeast Utilities	3,100	60,543
PPL Corp.	5,300	155,820
Southern Co.	36,600	1,199,382
		7,709,462
GAS UTILITIES - 0.2%
Gas Utilities - 0.2%
UGI Corp.	2,600	54,782
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 10.2%
Independent Power & Energy Trade - 10.2%
AES Corp. (a)	70,750	1,206,995
Constellation Energy Group, Inc.	7,700	421,267
Duke Energy Corp.	7,600	221,540
Mirant Corp. (a)	39,100	977,500
NRG Energy, Inc. (a)	8,300	375,326
TXU Corp.	15,380	688,409
		3,891,037

	Shares	Value
MEDIA - 0.9%
Broadcasting & Cable TV - 0.9%
EchoStar Communications Corp. Class A (a)	7,200	$ 215,064
The DIRECTV Group, Inc. (a)	8,300	136,120
		351,184
MULTI-UTILITIES - 7.5%
Multi-Utilities - 7.5%
CMS Energy Corp. (a)	23,110	299,275
Dominion Resources, Inc.	5,870	405,206
Public Service Enterprise Group, Inc.	27,200	1,741,888
Sempra Energy	9,300	432,078
		2,878,447
WIRELESS TELECOMMUNICATION SERVICES - 14.0%
Wireless Telecommunication Services - 14.0%
ALLTEL Corp.	19,031	1,232,257
American Tower Corp. Class A (a)	4,142	125,585
Crown Castle International Corp. (a)	5,900	167,265
Dobson Communications Corp. Class A (a)	31,700	254,234
Sprint Nextel Corp.	138,775	3,585,946
		5,365,287
TOTAL COMMON STOCKS (Cost $32,246,153)		37,685,924
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 4.77% (b) (Cost $590,688)	590,688	590,688
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $32,836,841)	38,276,612
NET OTHER ASSETS - 0.1%	21,654
NET ASSETS - 100%	$ 38,298,266
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,480
Fidelity Securities Lending Cash Central Fund	362
Total	$ 5,842
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $33,016,887. Net unrealized appreciation aggregated $5,259,725, of which $5,950,632 related to appreciated investment securities and $690,907 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

March 31, 2006

1.799888.102

VVL-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.1%
Gentex Corp.	3,400	$ 59,364
Automobiles - 0.4%
Ford Motor Co.	17,000	135,320
General Motors Corp. (d)	1,600	34,032
Hyundai Motor Co.	580	48,771
		218,123
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (a)	1,100	57,761
Service Corp. International (SCI)	11,600	90,480
		148,241
Hotels, Restaurants & Leisure - 1.0%
Gaylord Entertainment Co. (a)	1,900	86,222
Las Vegas Sands Corp. (a)	500	28,330
McDonald's Corp.	9,340	320,922
Red Robin Gourmet Burgers, Inc. (a)	3,000	141,600
Tim Hortons, Inc.	100	2,655
		579,729
Household Durables - 0.5%
Sony Corp. sponsored ADR	6,500	299,455
Internet & Catalog Retail - 0.3%
Coldwater Creek, Inc. (a)	4,200	116,760
Expedia, Inc. (a)	2,000	40,540
IAC/InterActiveCorp (a)	1,850	54,520
		211,820
Leisure Equipment & Products - 1.2%
Eastman Kodak Co.	24,020	683,129
Leapfrog Enterprises, Inc. Class A (a)(d)	1,700	18,054
		701,183
Media - 2.5%
CBS Corp. Class B	2,481	59,494
Clear Channel Communications, Inc.	4,580	132,866
Clear Channel Outdoor Holding, Inc. Class A	2,200	51,590
Lamar Advertising Co. Class A (a)	4,500	236,790
Live Nation, Inc. (a)	497	9,860
Media General, Inc. Class A	2,500	116,550
News Corp. Class A	10,938	181,680
The Walt Disney Co.	15,130	421,976
Time Warner, Inc.	10,200	171,258
Univision Communications, Inc. Class A (a)	3,100	106,857
Viacom, Inc. Class B (non-vtg.) (a)	881	34,183
		1,523,104
Multiline Retail - 1.6%
99 Cents Only Stores (a)	7,400	100,344
Family Dollar Stores, Inc.	4,400	117,040
Federated Department Stores, Inc.	4,900	357,700
KarstadtQuelle AG (a)	3,100	72,912
Kohl's Corp. (a)	2,350	124,574

	Shares	Value
Lotte Shopping Co. Ltd. GDR (a)(e)	3,500	$ 77,000
Saks, Inc.	5,100	98,430
		948,000
Specialty Retail - 2.4%
Best Buy Co., Inc.	6,650	371,935
Casual Male Retail Group, Inc. (a)	3,200	31,168
Circuit City Stores, Inc.	2,100	51,408
Eddie Bauer Holdings, Inc. (a)	1,700	21,930
Gymboree Corp. (a)	5,300	138,012
Home Depot, Inc.	11,750	497,025
Lithia Motors, Inc. Class A (sub. vtg.)	1,750	60,725
Maidenform Brands, Inc.	100	1,101
Office Depot, Inc. (a)	1,200	44,688
Pier 1 Imports, Inc.	2,700	31,347
Staples, Inc.	4,800	122,496
TJX Companies, Inc.	2,000	49,640
Urban Outfitters, Inc. (a)	100	2,454
		1,423,929
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	2,500	101,350
TOTAL CONSUMER DISCRETIONARY		6,214,298
CONSUMER STAPLES - 5.5%
Beverages - 0.6%
Coca-Cola Enterprises, Inc.	4,400	89,496
Diageo PLC sponsored ADR	1,100	69,773
The Coca-Cola Co.	4,900	205,163
		364,432
Food & Staples Retailing - 1.6%
Carrefour SA	800	42,557
CVS Corp.	5,200	155,324
Kroger Co.	20,800	423,488
Safeway, Inc.	4,500	113,040
Sysco Corp.	1,300	41,665
Wal-Mart Stores, Inc.	4,100	193,684
		969,758
Food Products - 0.5%
ConAgra Foods, Inc.	2,700	57,942
McCormick & Co., Inc. (non-vtg.)	3,500	118,510
Nestle SA (Reg.)	442	131,197
		307,649
Household Products - 1.0%
Colgate-Palmolive Co.	10,800	616,680
Personal Products - 0.7%
Avon Products, Inc.	12,700	395,859
Tobacco - 1.1%
Altria Group, Inc.	9,220	653,329
TOTAL CONSUMER STAPLES		3,307,707
Common Stocks - continued
	Shares	Value
ENERGY - 11.7%
Energy Equipment & Services - 4.8%
BJ Services Co.	5,700	$ 197,220
FMC Technologies, Inc. (a)	2,300	117,806
GlobalSantaFe Corp.	4,100	249,075
Halliburton Co.	10,650	777,663
National Oilwell Varco, Inc. (a)	9,963	638,828
Pride International, Inc. (a)	9,800	305,564
Schlumberger Ltd. (NY Shares)	2,900	367,053
Smith International, Inc.	6,400	249,344
		2,902,553
Oil, Gas & Consumable Fuels - 6.9%
Amerada Hess Corp.	1,300	185,120
Apache Corp.	1,430	93,679
Chevron Corp.	8,940	518,252
ConocoPhillips	2,280	143,982
CONSOL Energy, Inc.	1,600	118,656
El Paso Corp.	14,100	169,905
EOG Resources, Inc.	2,800	201,600
Exxon Mobil Corp.	22,900	1,393,694
International Coal Group, Inc. (a)	2,100	20,454
Massey Energy Co.	2,600	93,782
Occidental Petroleum Corp.	1,800	166,770
OMI Corp.	3,700	66,674
Overseas Shipholding Group, Inc.	1,000	47,930
Quicksilver Resources, Inc. (a)	8,800	340,208
Ultra Petroleum Corp. (a)	800	49,848
Valero Energy Corp.	5,700	340,746
XTO Energy, Inc.	3,400	148,138
		4,099,438
TOTAL ENERGY		7,001,991
FINANCIALS - 24.1%
Capital Markets - 4.4%
Bear Stearns Companies, Inc.	550	76,285
Charles Schwab Corp.	12,100	208,241
Investors Financial Services Corp.	1,800	84,366
Lehman Brothers Holdings, Inc.	1,050	151,757
MCF Corp. (a)	50,000	70,000
Merrill Lynch & Co., Inc.	6,940	546,594
Morgan Stanley	8,200	515,124
Nomura Holdings, Inc.	9,500	210,615
Nuveen Investments, Inc. Class A	1,200	57,780
State Street Corp.	7,000	423,010
TradeStation Group, Inc. (a)	7,500	103,650
UBS AG (NY Shares)	1,500	164,955
		2,612,377
Commercial Banks - 3.8%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	1,780	63,920
Bank of America Corp.	18,308	833,746

	Shares	Value
Kookmin Bank sponsored ADR	1,700	$ 145,384
Korea Exchange Bank (a)	5,650	71,526
Mizuho Financial Group, Inc.	13	106,350
Standard Chartered PLC (United Kingdom)	2,300	57,215
UCBH Holdings, Inc.	6,200	117,304
Wachovia Corp.	12,812	718,113
Wells Fargo & Co.	2,670	170,533
		2,284,091
Consumer Finance - 0.1%
Capital One Financial Corp.	1,100	88,572
Diversified Financial Services - 3.3%
Citigroup, Inc.	15,750	743,873
IntercontinentalExchange, Inc.	100	6,905
JPMorgan Chase & Co.	28,996	1,207,393
		1,958,171
Insurance - 9.0%
ACE Ltd.	12,320	640,763
American International Group, Inc.	35,660	2,356,765
Aspen Insurance Holdings Ltd.	3,600	88,776
Endurance Specialty Holdings Ltd.	1,300	42,315
Hartford Financial Services Group, Inc.	7,450	600,098
Hilb Rogal & Hobbs Co.	3,400	140,148
Montpelier Re Holdings Ltd.	1,000	16,300
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	600	85,065
Navigators Group, Inc. (a)	600	29,760
PartnerRe Ltd.	5,250	325,973
Platinum Underwriters Holdings Ltd.	4,000	116,400
Scottish Re Group Ltd.	2,400	59,544
Swiss Reinsurance Co. (Reg.)	966	67,497
The St. Paul Travelers Companies, Inc.	4,900	204,771
Unitrin, Inc.	300	13,953
W.R. Berkley Corp.	6,900	400,614
XL Capital Ltd. Class A	2,800	179,508
		5,368,250
Real Estate - 0.9%
Apartment Investment & Management Co. Class A	1,900	89,110
Equity Lifestyle Properties, Inc.	1,250	62,188
Equity Residential (SBI)	4,100	191,839
General Growth Properties, Inc.	4,170	203,788
		546,925
Thrifts & Mortgage Finance - 2.6%
Doral Financial Corp.	8,600	99,330
Fannie Mae	15,110	776,654
Freddie Mac	7,400	451,400
Golden West Financial Corp., Delaware	1,370	93,023
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Hudson City Bancorp, Inc.	10,600	$ 140,874
W Holding Co., Inc.	459	3,612
		1,564,893
TOTAL FINANCIALS		14,423,279
HEALTH CARE - 11.7%
Biotechnology - 2.2%
Alkermes, Inc. (a)	1,000	22,050
Alnylam Pharmaceuticals, Inc. (a)	8,300	145,997
Amgen, Inc. (a)	700	50,925
Biogen Idec, Inc. (a)	3,600	169,560
BioMarin Pharmaceutical, Inc. (a)	4,200	56,364
Cephalon, Inc. (a)	8,900	536,225
Genentech, Inc. (a)	650	54,932
Illumina, Inc. (a)	3,400	80,750
ImClone Systems, Inc. (a)	1,700	57,834
MedImmune, Inc. (a)	2,700	98,766
ONYX Pharmaceuticals, Inc. (a)	700	18,382
Theravance, Inc. (a)	400	11,216
		1,303,001
Health Care Equipment & Supplies - 3.8%
Baxter International, Inc.	21,280	825,877
Boston Scientific Corp. (a)	3,800	87,590
C.R. Bard, Inc.	900	61,029
Cooper Companies, Inc.	600	32,418
Dade Behring Holdings, Inc.	1,400	49,994
Dionex Corp. (a)	1,300	79,924
Inverness Medical Innovations, Inc. (a)	3,400	97,682
Medtronic, Inc.	1,740	88,305
PerkinElmer, Inc.	8,000	187,760
Thermo Electron Corp. (a)	9,800	363,482
Varian, Inc. (a)	2,100	86,478
Waters Corp. (a)	7,950	343,043
		2,303,582
Health Care Providers & Services - 0.7%
Chemed Corp.	400	23,736
Community Health Systems, Inc. (a)	1,600	57,840
Emdeon Corp. (a)	7,200	77,760
Healthspring, Inc.	100	1,861
McKesson Corp.	1,000	52,130
UnitedHealth Group, Inc.	2,460	137,416
WebMD Health Corp. Class A	1,500	62,460
		413,203
Pharmaceuticals - 5.0%
Allergan, Inc.	900	97,650
Johnson & Johnson	2,300	136,206
Merck & Co., Inc.	17,700	623,571
Pfizer, Inc.	45,220	1,126,882
Schering-Plough Corp.	13,850	263,012

	Shares	Value
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,600	$ 148,248
Wyeth	11,860	575,447
		2,971,016
TOTAL HEALTH CARE		6,990,802
INDUSTRIALS - 15.4%
Aerospace & Defense - 5.5%
General Dynamics Corp.	2,800	179,144
Goodrich Corp.	3,700	161,357
Hexcel Corp. (a)	13,900	305,383
Honeywell International, Inc.	54,150	2,315,996
Raytheon Co.	3,100	142,104
Rockwell Collins, Inc.	1,500	84,525
United Technologies Corp.	1,500	86,955
		3,275,464
Air Freight & Logistics - 0.2%
EGL, Inc. (a)	2,600	117,000
Airlines - 0.7%
ACE Aviation Holdings, Inc. Class A (a)	2,000	58,303
AirTran Holdings, Inc. (a)	7,200	130,392
JetBlue Airways Corp. (a)	4,650	49,848
Southwest Airlines Co.	7,100	127,729
UAL Corp. (a)	1,200	47,916
US Airways Group, Inc. (a)	1,000	40,000
		454,188
Building Products - 0.7%
Masco Corp.	12,900	419,121
Commercial Services & Supplies - 1.4%
Allied Waste Industries, Inc. (a)	8,100	99,144
Banta Corp.	2,000	103,960
Cendant Corp.	7,400	128,390
Cintas Corp.	4,900	208,838
Robert Half International, Inc.	4,000	154,440
The Brink's Co.	2,900	147,204
		841,976
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	1,800	43,200
Fluor Corp.	3,800	326,040
Jacobs Engineering Group, Inc. (a)	2,400	208,176
		577,416
Electrical Equipment - 0.5%
ABB Ltd. sponsored ADR (a)	5,500	69,025
Cooper Industries Ltd. Class A	700	60,830
Rockwell Automation, Inc.	2,500	179,775
		309,630
Industrial Conglomerates - 3.9%
General Electric Co.	53,440	1,858,643
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
Smiths Group PLC	7,000	$ 119,533
Tyco International Ltd.	13,930	374,438
		2,352,614
Machinery - 0.7%
Atlas Copco AB (A Shares)	1,100	30,921
Deere & Co.	3,450	272,723
Flowserve Corp. (a)	900	52,506
Watts Water Technologies, Inc. Class A	1,400	50,876
		407,026
Road & Rail - 0.4%
Norfolk Southern Corp.	3,500	189,245
Old Dominion Freight Lines, Inc. (a)	1,000	26,950
		216,195
Trading Companies & Distributors - 0.3%
Interline Brands, Inc. (a)	3,600	90,828
WESCO International, Inc. (a)	1,800	122,418
		213,246
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,700	54,315
TOTAL INDUSTRIALS		9,238,191
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.5%
Alcatel SA sponsored ADR (a)	8,500	130,900
Comverse Technology, Inc. (a)	4,200	98,826
Dycom Industries, Inc. (a)	4,100	87,125
Extreme Networks, Inc. (a)	9,900	49,698
Lucent Technologies, Inc. (a)	31,000	94,550
MasTec, Inc. (a)	5,800	82,186
Nokia Corp. sponsored ADR	9,400	194,768
Nortel Networks Corp. (a)	47,600	145,186
		883,239
Computers & Peripherals - 2.1%
EMC Corp. (a)	5,800	79,054
Hewlett-Packard Co.	27,850	916,265
Seagate Technology	9,300	244,869
		1,240,188
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	9,400	352,970
Amphenol Corp. Class A	1,100	57,398
Jabil Circuit, Inc. (a)	1,800	77,148
Molex, Inc.	2,000	66,400
Symbol Technologies, Inc.	16,400	173,512
Trimble Navigation Ltd. (a)	1,000	45,050
Vishay Intertechnology, Inc. (a)	10,000	142,400
		914,878

	Shares	Value
Internet Software & Services - 0.8%
eBay, Inc. (a)	1,400	$ 54,684
Google, Inc. Class A (sub. vtg.) (a)	650	253,500
Interwoven, Inc. (a)	8,000	71,920
Yahoo!, Inc. (a)	2,100	67,746
		447,850
IT Services - 0.7%
Ceridian Corp. (a)	3,700	94,165
First Data Corp.	4,600	215,372
Infosys Technologies Ltd. sponsored ADR	500	38,930
Paychex, Inc.	1,500	62,490
		410,957
Office Electronics - 0.4%
Xerox Corp. (a)	7,700	117,040
Zebra Technologies Corp. Class A (a)	2,900	129,688
		246,728
Semiconductors & Semiconductor Equipment - 1.1%
Altera Corp. (a)	2,100	43,344
Freescale Semiconductor, Inc. Class A (a)	4,320	120,139
Intel Corp.	3,000	58,050
Marvell Technology Group Ltd. (a)	1,600	86,560
Micron Technology, Inc. (a)	5,500	80,960
PMC-Sierra, Inc. (a)	4,563	56,079
Samsung Electronics Co. Ltd.	150	97,262
Teradyne, Inc. (a)	4,600	71,346
Xilinx, Inc.	2,200	56,012
		669,752
Software - 1.7%
BEA Systems, Inc. (a)	7,300	95,849
Cognos, Inc. (a)	3,200	124,485
Electronic Arts, Inc. (a)	1,600	87,552
Macrovision Corp. (a)	2,900	64,235
Microsoft Corp.	8,710	236,999
NAVTEQ Corp. (a)	4,100	207,665
Oracle Corp. (a)	2,200	30,118
Symantec Corp. (a)	8,700	146,421
Ulticom, Inc. (a)	3,300	35,475
		1,028,799
TOTAL INFORMATION TECHNOLOGY		5,842,391
MATERIALS - 5.5%
Chemicals - 2.4%
Chemtura Corp.	7,300	85,994
Cytec Industries, Inc.	2,300	138,023
E.I. du Pont de Nemours & Co.	9,720	410,281
Ecolab, Inc.	4,000	152,800
Georgia Gulf Corp.	2,100	54,579
Lyondell Chemical Co.	3,775	75,123
NOVA Chemicals Corp.	3,200	91,229
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	5,000	$ 275,750
Rohm & Haas Co.	3,700	180,819
		1,464,598
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	900	96,327
Containers & Packaging - 0.8%
Ball Corp.	1,200	52,596
Owens-Illinois, Inc. (a)	7,130	123,848
Packaging Corp. of America	6,800	152,592
Smurfit-Stone Container Corp. (a)	10,546	143,109
		472,145
Metals & Mining - 2.1%
Alcoa, Inc.	9,900	302,544
Allegheny Technologies, Inc.	1,000	61,180
Breakwater Resources Ltd. (a)	61,000	68,434
Freeport-McMoRan Copper & Gold, Inc. Class B	1,500	89,655
Industrias Penoles SA de CV	3,200	25,240
Mittal Steel Co. NV Class A (NY Shares)	4,000	151,000
Newmont Mining Corp.	6,650	345,069
Oregon Steel Mills, Inc. (a)	3,700	189,329
		1,232,451
TOTAL MATERIALS		3,265,521
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	28,190	762,258
Covad Communications Group, Inc. (a)	34,480	66,546
TELUS Corp.	1,100	43,163
Verizon Communications, Inc.	8,100	275,886
		1,147,853
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	9,900	300,168
Leap Wireless International, Inc. (a)	800	34,872
Sprint Nextel Corp.	17,444	450,753
		785,793
TOTAL TELECOMMUNICATION SERVICES		1,933,646
UTILITIES - 0.7%
Electric Utilities - 0.1%
PPL Corp.	2,840	83,496

	Shares	Value
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	3,900	$ 66,534
Mirant Corp. (a)	4,200	105,000
		171,534
Multi-Utilities - 0.3%
CMS Energy Corp. (a)	7,400	95,830
PG&E Corp.	2,450	95,305
		191,135
TOTAL UTILITIES		446,165
TOTAL COMMON STOCKS (Cost $53,153,121)		58,663,991
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 4.77% (b)	1,535,309	1,535,309
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	39,100	39,100
TOTAL MONEY MARKET FUNDS (Cost $1,574,409)		1,574,409
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $54,727,530)	60,238,400
NET OTHER ASSETS - (0.7)%	(396,046)
NET ASSETS - 100%	$ 59,842,354
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $77,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,703
Fidelity Securities Lending Cash Central Fund	585
Total	$ 24,288
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $54,879,106. Net unrealized appreciation aggregated $5,359,294, of which $6,226,615 related to appreciated investment securities and $867,321 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 19, 2006